Conservative Allocation Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks - 43.6% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 5.2
Mastercard, Inc. - Class A 10,500 4,632,180
Visa, Inc. - Class A 17,000 4,461,990
Fidelity National Information Services, Inc. 40,000 3,014,400
a
Multi-Sector Holdings 2.3
Berkshire Hathaway, Inc. - Class B
(a)
13,500 5,491,800
a
Insurance Brokers 2.1
Aon plc - Class A 16,750 4,917,465
a
Financial Exchanges & Data 1.4
S&P Global, Inc. 7,500 3,345,000
a
Diversified Banks 1.2
JPMorgan Chase & Co. 14,000 2,831,640
a
12.2 28,694,475
Information Technology
Semiconductor Materials & Equipment 4.0
Analog Devices, Inc. 20,000 4,565,200
Microchip Technology, Inc. 30,000 2,745,000
Texas Instruments, Inc. 11,000 2,139,830
a
Systems Software 3.2
Microsoft Corp. 9,250 4,134,287
Oracle Corp. 23,000 3,247,600
a
IT Consulting & Other Services 1.9
Accenture plc - Class A
(b)
14,250 4,323,593
a
Application Software 1.3
Roper Technologies, Inc. 5,500 3,100,130
a
10.4 24,255,640
Health Care
Life Sciences Tools & Services 5.4
Danaher Corp. 21,000 5,246,850
Thermo Fisher Scientific, Inc. 8,750 4,838,750
Bio-Techne Corp. 35,000 2,507,750
a
Health Care Services 1.3
Labcorp Holdings, Inc. 15,000 3,052,650
a
6.7 15,646,000
Industrials
Industrial Machinery & Supplies &
Components 2.3
IDEX Corp. 13,500 2,716,200
Fortive Corp. 35,000 2,593,500
a
Environmental & Facilities Services 1.3
Veralto Corp. 32,500 3,102,775
a
Cargo Ground Transportation 1.2
Old Dominion Freight Line, Inc. 16,000 2,825,600
a
Industrials
% of Net
Assets Shares $ Value
a
Industrial Conglomerates 0.9
Honeywell International, Inc. 9,500 2,028,630
a
5.7 13,266,705
Materials
Construction Materials 3.6
Vulcan Materials Co. 17,000 4,227,560
Martin Marietta Materials, Inc. 7,500 4,063,500
a
Industrial Gases 1.1
Linde plc 6,000 2,632,860
a
4.7 10,923,920
Communication Services
Cable & Satellite 1.3
Comcast Corp. - Class A 80,000 3,132,800
a
Interactive Media & Services 1.3
Alphabet, Inc. - Class C 16,500 3,026,430
a
2.6 6,159,230
Consumer Staples
Distillers & Vintners 1.3
Diageo plc - ADR
(b)
24,000 3,025,920
a
Total Common Stocks (Cost $54,089,585) 101,971,890
Corporate Bonds - 0.6% a
a a
$ Principal
Amount $ Value a
a
AutoZone, Inc.
3.63% 4/15/25 500,000 492,494
Brown & Brown, Inc
4.2% 9/15/24 390,000 388,395
U.S. Bancorp
2.4% 7/30/24 500,000 498,624
a
Total Corporate Bonds (Cost $1,388,863) 1,379,513
Corporate Convertible Bonds - 0.8% a
a
Redwood Trust, Inc.
5.63% 7/15/24 (Cost $1,998,065) 2,000,000 2,000,868
Asset-Backed Securities - 7.4% a
a
Automobile
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D –2.13% 3/18/26 595,000 587,917
ARI Fleet Lease Trust (ARIFL)
Series 2022-A Class A2 –3.12% 1/15/31
(c)
14,624 14,569

Conservative Allocation Fund
(Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Series 2023-B Class A2 –6.05% 7/15/32
(c)
150,000 150,611
Series 2024-A Class A2 –5.3% 11/15/32
(c)
85,000 84,724
Series 2024-B Class A2 –5.54% 4/15/33
(c)
220,000 220,261
BOF URSA VI Funding Trust I (BOF)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(c)
77,857 77,509
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(c)
180,895 180,277
CarMax Auto Owner Trust (CARMX)
Series 2020-3 Class D –2.53% 1/15/27 360,000 359,392
Series 2021-3 Class C –1.25% 5/17/27 380,000 359,719
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(c)
135,126 133,573
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 –0.47% 4/15/33
(c)
68,961 68,108
Series 2023-1A Class A1 –5.65% 5/15/35
(c)
355,537 355,530
Series 2023-2A Class A1 –6.16% 10/15/35
(c)
124,023 124,807
Series S2-1A Class A1 –5.52% 5/15/36
(c)
111,425 111,435
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(c)
185,391 185,118
Series 2023-2 Class A2 –5.56% 4/22/30
(c)
342,112 342,241
Series 2023-3 Class A2 –6.4% 3/20/30
(c)
600,000 607,028
Series 2024-1 Class A2 –5.23% 3/20/30
(c)
180,000 179,554
Series 2024-2 Class A3 –5.61% 4/20/28
(c)
300,000 302,671
Flagship Credit Auto Trust (FCAT)
Series 2020-4 Class C –1.28% 2/16/27
(c)
103,585 102,342
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2021-1 Class A2 –0.88% 9/25/28
(c)
12,121 12,071
Series 2021-2 Class A4 –0.89% 12/26/28
(c)
30,798 30,457
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A –1.3% 8/17/26
(c)
25,461 25,384
Series 2022-1A Class A –5.21% 6/15/27
(c)
200,892 200,258
Series 2023-1A Class A2 –5.68% 10/15/26
(c)
81,019 81,008
Series 2023-2A Class A2 –5.93% 6/15/27
(c)
193,140 193,349
Series 2023-4A Class A3 –6.1% 12/15/27
(c)
225,000 226,055
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(c)
418,876 422,720
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(c)
274,772 266,394
Series 2022-1A Class C –1.42% 7/14/28
(c)
447,000 415,475
Santander Drive Auto Receivables Trust (SDART)
Series 2020-2 Class D –2.22% 9/15/26 23,847 23,809
SFS Auto Receivables Securitization Trust (SFS)
Series 2023-1A Class A2A –5.89% 3/22/27
(c)
53,892 53,949
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(c)
700,000 705,755
a
7,204,070
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class A –7.54% 1/20/32 Floating Rate
(TSFR3M + 221)
(b) (c) (d)
490,506 492,414
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 –7.09% 10/20/33 Floating Rate
(TSFR3M + 176)
(c) (d)
500,000 501,004
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A –7.29% 4/20/33 Floating Rate
(TSFR3M + 196)
(b) (c) (d)
500,000 501,369
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class A –7.44% 10/15/31 Floating Rate
(TSFR3M + 211)
(b) (c) (d)
105,531 105,627
a
a a
$ Principal
Amount $ Value a
a
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –7.08% 10/24/33 Floating Rate
(TSFR3M + 176)
(b) (c) (d)
250,000 250,513
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 –7.14% 4/25/33 Floating Rate
(TSFR3M + 181)
(b) (c) (d)
500,000 501,413
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 –7.13% 8/5/33 Floating Rate
(TSFR3M + 179)
(b) (c) (d)
500,000 501,076
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –7.11% 9/14/33 Floating Rate
(TSFR3M + 176)
(b) (c) (d)
500,000 500,061
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 –6.84% 4/20/29 Floating Rate
(TSFR3M + 151)
(b) (c) (d)
500,000 499,953
a
3,853,430
a
Consumer & Specialty Finance
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(c)
102,482 94,132
Series 2023-2A Class A –6.53% 6/15/49
(c)
181,185 183,810
Series 2024-1A Class A –5.5% 12/15/49
(c)
150,051 150,010
Lendingpoint Asset Securitization Trust (LDPT)
Series 2022-C Class A –6.56% 2/15/30
(c)
47,506 47,511
Marlette Funding Trust (MFT)
Series 2023-1A Class A –6.07% 4/15/33
(c)
32,772 32,772
Series 2023-3A Class A –6.49% 9/15/33
(c)
70,910 70,976
Octane Receivables Trust (OCTL)
Series 2021-1A Class A5 –0.93% 3/22/27
(c)
4,671 4,648
Series 2021-2A Class A –1.21% 9/20/28
(c)
37,906 37,210
Series 2022-1A Class A2 –4.18% 3/20/28
(c)
72,158 71,616
Series 2022-2A Class A –5.11% 2/22/28
(c)
73,906 73,593
Series 2024-2A Class A2 –5.8% 7/20/32
(c)
340,000 340,495
a
1,106,773
a
Equipment
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(c)
84,222 84,044
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(c)
203,294 204,589
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(c)
170,000 169,652
Dell Equipment Finance Trust (DEFT)
Series 2023-2 Class A2 –5.84% 1/22/29
(c)
133,392 133,463
Series 2023-3 Class A2 –6.1% 4/23/29
(c)
140,825 141,066
Series 2024-1 Class A3 –5.39% 3/22/30
(c)
170,000 170,523
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(c)
522,932 524,683
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(c)
110,000 109,315
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A2 –6.51% 5/20/30
(c)
340,128 342,019
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2021-1 Class B –0.72% 12/15/26
(c)
500,000 488,060
HPEFS Equipment Trust (HPEFS)
Series 2023-1A Class A2 –5.43% 8/20/25
(c)
283,912 283,711
Series 2024-2A Class A3 –5.36% 10/20/31
(c)
125,000 124,931
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(c)
190,000 189,819

a
a a
$ Principal
Amount $ Value a
a
MMAF Equipment Finance LLC (MMAF)
Series 2022-B Class A3 –5.61% 7/10/28
(c)
218,922 218,786
Series 2023-A Class A2 –5.79% 11/13/26
(c)
144,789 144,913
SCF Equipment Leasing LLC (SCFET)
Series 2022-2A Class A2 –6.24% 7/20/28
(c)
25,623 25,641
Series 2022-2A Class A3 –6.5% 10/21/30
(c)
250,000 251,972
SCF Equipment Trust LLC (SCFET)
Series 2023-1A Class A2 –6.56% 1/22/30
(c)
1,000,000 1,008,494
a
4,615,681
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 465,000 471,162
a
Total Asset-Backed Securities (Cost $17,188,960) 17,251,116
Commercial Mortgage-Backed Securities - 2.3% a
a
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –8.2% 8/17/41 Floating
Rate (TSFR1M + 287)
(b) (c)
500,000 502,710
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –6.52% 11/17/38 Floating
Rate (TSFR1M + 119)
(b) (c)
175,256 173,596
CLNC Ltd. (CLNC)
Series 2019-FL1 Class AS –7% 8/20/35 Floating Rate
(TSFR1M + 166)
(b) (c)
497,870 493,977
FS Rialto Issuer LLC (FSRI)
Series 2022-FL5 Class A –7.64% 6/19/37 Floating Rate
(TSFR1M + 230)
(c)
500,000 501,086
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –6.7% 7/16/35 Floating Rate
(TSFR1M + 136)
(b) (c)
260,117 255,565
HERA Commercial Mortgage Ltd. (HCM)
Series 2021-FL1 Class A –6.5% 2/18/38 Floating Rate
(TSFR1M + 116)
(b) (c)
361,501 357,547
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –6.49% 6/16/36 Floating Rate
(TSFR1M + 116)
(b) (c)
50,413 50,147
Series 2021-FL1 Class AS –6.84% 6/16/36 Floating Rate
(TSFR1M + 151)
(b) (c)
500,000 491,908
Series 2021-FL2 Class A4 –6.44% 9/17/36 Floating Rate
(TSFR1M + 111)
(b) (c)
134,737 133,704
HIG RCP Trust (HIG)
Series 2023-FL1 Class A –7.6% 9/19/38 Floating Rate
(TSFR1M + 227)
(c)
357,275 358,590
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 –6.51% 2/15/39 Floating Rate
(TSFR1M + 118)
(b) (c)
498,988 489,632
Series 2022-FL3 Class A –6.79% 2/17/39 Floating Rate
(TSFR1M + 145)
(b) (c)
500,000 499,688
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –6.74% 7/15/36 Floating
Rate (TSFR1M + 141)
(b) (c)
304,330 303,762
PFP Ltd. (PFP)
Series 2022-9 Class A –7.6% 8/19/35 Floating Rate
(TSFR1M + 227)
(b) (c)
250,000 250,000
STWD Ltd. (STWD)
Series 2022-FL3 Class A –6.68% 11/15/38 Floating Rate
(SOFR30A + 135)
(b) (c)
500,000 491,373
a
a a
$ Principal
Amount $ Value a
a
VMC Finance LLC (VMC)
Series 2021-FL4 Class A –6.55% 6/16/36 Floating Rate
(TSFR1M + 121)
(c)
26,734 26,631
a
Total Commercial Mortgage-Backed Securities (Cost $5,376,151) 5,379,916
Mortgage-Backed Securities - 5.7% a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A –4% 3/15/25 1,272 1,264
a
Pass-Through Securities
Pool# J14649 – 3.5% 4/1/26 6,156 6,029
Pool# E02948 – 3.5% 7/1/26 13,860 13,538
Pool# J16663 – 3.5% 9/1/26 10,130 9,918
Pool# ZS8692 – 2.5% 4/1/33 108,884 101,013
Pool# SB8257 – 5.5% 9/1/38 1,136,839 1,139,743
Pool# SB8287 – 5% 3/1/39 924,885 917,230
Pool# SB8293 – 5% 4/1/39 712,534 706,637
2,895,372
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-20 Class HD –5.5% 3/25/46 483,307 480,943
Series 2024-20 Class CA –5.5% 1/25/47 956,381 950,050
Series 2024-20 Class EA –5.5% 8/25/49 948,361 942,245
a
Pass-Through Securities
Pool# AB1769 – 3% 11/1/25 4,327 4,217
Pool# AB3902 – 3% 11/1/26 16,562 16,129
Pool# AK3264 – 3% 2/1/27 14,531 14,131
Pool# AB6291 – 3% 9/1/27 90,548 87,723
Pool# MA3189 – 2.5% 11/1/27 74,445 71,502
Pool# MA3791 – 2.5% 9/1/29 192,274 182,034
Pool# BM5708 – 3% 12/1/29 86,802 83,914
Pool# AS7701 – 2.5% 8/1/31 539,577 504,730
Pool# MA3540 – 3.5% 12/1/33 64,792 61,913
Pool# MA5311 – 5% 3/1/39 702,747 696,931
4,096,462
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 15,916 15,520
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHLMT)
Series 2024-1 Class A4A –6% 1/25/55
(c) (d)
934,159 924,776
Series 2024-2 Class A4A –6% 2/25/55
(c) (d)
593,147 592,261
Flagstar Mortgage Trust (FSMT)
Series 2021-7 Class B –2.5% 8/25/51
(c) (d)
368,243 318,066
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2022-PJ1 Class AB –2.5% 5/28/52
(c) (d)
413,287 353,878
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5 Class B –2.73% 10/25/29
(c) (d)
32,392 30,968
Series 2016-3 Class A –2.96% 10/25/46
(c) (d)
112,366 103,317

Conservative Allocation Fund
(Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Series 2017-3 Class A –2.5% 8/25/47
(c) (d)
147,486 127,717
Series 2020-7 Class A –3% 1/25/51
(c) (d)
15,808 15,537
Series 2020-8 Class A –3% 3/25/51
(c) (d)
54,643 52,299
Series 2021-6 Class B –2.5% 10/25/51
(c) (d)
480,290 415,653
Series 2021-8 Class B –2.5% 12/25/51
(c) (d)
352,143 305,162
Series 2022-2 Class A4A –2.5% 8/25/52
(c) (d)
288,490 246,597
Series 2023-6 Class A4A –5.5% 12/26/53
(c) (d)
618,468 608,616
Series 2024-2 Class A6A –6% 8/25/54
(c) (d)
688,393 688,251
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A –3% 2/25/50
(c) (d)
7,703 7,643
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(c) (d)
331,719 287,776
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(c) (d)
15,989 15,723
Series 2020-3 Class A –3% 4/25/50
(c) (d)
23,783 22,948
Series 2023-3 Class A4 –6% 9/25/53
(c) (d)
430,661 431,061
Series 2024-3 Class A4 –6% 4/25/54
(c) (d)
458,507 456,146
Series 2024-5 Class A5 –6% 6/25/54
(c) (d)
385,000 384,131
6,388,526
a
Total Mortgage-Backed Securities (Cost $13,825,655) 13,395,880
U.S. Treasuries - 34.3% a
a
U.S. Treasury Notes
0.38% 9/15/24 2,000,000 1,979,708
4.25% 9/30/24 2,000,000 1,994,517
2.25% 10/31/24 2,000,000 1,979,349
1.13% 1/15/25 2,000,000 1,956,047
1.38% 1/31/25 2,000,000 1,955,251
2% 2/15/25 2,000,000 1,959,181
2.63% 3/31/25 2,000,000 1,962,415
2.75% 5/15/25 3,000,000 2,938,074
0.25% 6/30/25 2,000,000 1,906,284
0.25% 7/31/25 2,000,000 1,899,570
3.13% 8/15/25 2,000,000 1,958,320
2.75% 8/31/25 2,000,000 1,948,476
3.5% 9/15/25 2,000,000 1,964,258
3% 10/31/25 2,000,000 1,949,766
2.25% 11/15/25 2,000,000 1,928,828
0.38% 11/30/25 2,000,000 1,876,523
0.38% 1/31/26 1,000,000 932,090
4% 2/15/26 2,000,000 1,973,242
2.38% 4/30/26 2,000,000 1,916,562
0.75% 5/31/26 2,000,000 1,855,000
1.5% 8/15/26 2,000,000 1,871,875
4.63% 9/15/26 2,000,000 1,997,656
1.63% 10/31/26 4,000,000 3,736,094
2% 11/15/26 3,000,000 2,823,516
1.88% 2/28/27 2,000,000 1,866,016
2.38% 5/15/27 2,000,000 1,883,906
4.63% 6/15/27 2,000,000 2,005,859
0.5% 8/31/27 2,000,000 1,766,250
4.13% 9/30/27 2,000,000 1,977,617
4.13% 10/31/27 2,000,000 1,977,891
2.25% 11/15/27 2,000,000 1,860,859
3.5% 1/31/28 2,000,000 1,937,227
4% 2/29/28 2,000,000 1,969,766
3.5% 4/30/28 2,000,000 1,934,805
3.63% 5/31/28 2,000,000 1,943,242
a
a a
$ Principal
Amount $ Value a
a
4.13% 7/31/28 2,000,000 1,979,102
4.63% 9/30/28 2,000,000 2,017,226
3.13% 11/15/28 2,000,000 1,899,414
4% 1/31/29 2,000,000 1,969,570
2.88% 4/30/29 1,000,000 935,352
4% 10/31/29 1,000,000 983,281
a
Total U.S. Treasuries (Cost $81,791,118) 80,169,985
Cash Equivalents - 4.2% a
a
U.S. Treasury Bills, 5.30% to 5.31%, 7/16/24
to 10/15/24
(e)
6,000,000 5,947,513
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16%
(f)
3,806,993 3,806,993
a
Total Cash Equivalents (Cost $9,754,346) 9,754,506
Total Investments in Securities (Cost $185,412,743) 231,303,674
Other Assets Less Other Liabilities -  1.1% 2,592,514
Net Assets - 100% 233,896,188
Net Asset Value Per Share - Investor Class 16.99
Net Asset Value Per Share - Institutional Class 17.02
(a)
Non-income producing.
(b)
Foreign domiciled entity.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)
The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(e)
Interest rates presented represent the effective yield at June 30, 2024.
(f)
Rate presented represents the 7 day average yield at June 30, 2024.

Core Plus Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds - 12.8% a
a a
$ Principal
Amount $ Value a
Abercrombie & Fitch Management Co.
8.75% 7/15/25
(a)
1,428,000 1,429,905
Agree, LP
5.63% 6/15/34 10,650,000 10,545,801
Aircastle, Ltd.
5.25% 8/11/25
(a) (b)
5,171,000 5,132,874
Allegion U.S. Holding Co., Inc.
5.6% 5/29/34 3,000,000 3,003,202
Ally Financial, Inc.
8% 11/1/31 2,000,000 2,208,413
American Airlines Group, Inc.
3.75% 3/1/25
(a)
1,000,000 985,044
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
2,200,000 2,182,479
5.75% 4/20/29
(a) (b)
1,000,000 973,804
Antares Holdings, LP
7.95% 8/11/28
(a)
3,000,000 3,109,976
Apollo Debt Solutions BDC
6.9% 4/13/29
(a)
500,000 502,669
Ares Capital Corp.
2.88% 6/15/28 1,000,000 886,181
6.35% 8/15/29
(a)
5,000,000 4,960,933
Ashtead Capital, Inc.
4.38% 8/15/27
(a)
1,000,000 963,592
4% 5/1/28
(a)
1,070,000 1,011,464
2.45% 8/12/31
(a)
500,000 403,898
5.55% 5/30/33
(a)
250,000 243,759
5.95% 10/15/33
(a)
1,000,000 1,002,642
AT&T, Inc.
6.8% 5/15/36 713,000 775,621
Axalta Coating Systems LLC
3.38% 2/15/29
(a)
624,000 559,290
Barings BDC, Inc.
7% 2/15/29 7,000,000 7,028,182
Bath & Body Works, Inc.
6.95% 3/1/33 3,675,000 3,581,134
6.88% 11/1/35 301,000 303,872
6.75% 7/1/36 2,756,000 2,746,568
Berkshire Hathaway Finance Corp.
4.25% 1/15/49 500,000 427,331
Blue Owl Credit Income Corp.
7.75% 1/15/29 5,000,000 5,165,576
Boeing Co.
6.26% 5/1/27
(a)
2,500,000 2,517,842
6.3% 5/1/29
(a)
3,000,000 3,043,102
Broadcom, Inc.
3.42% 4/15/33
(a)
350,000 301,870
3.14% 11/15/35
(a)
1,014,000 812,370
Cantor Fitzgerald LP
4.5% 4/14/27
(a)
1,500,000 1,446,467
7.2% 12/12/28
(a)
1,000,000 1,028,882
Carlisle Cos., Inc.
3.5% 12/1/24 532,000 526,850
3.75% 12/1/27 500,000 476,648
CDW LLC / CDW Finance Corp.
4.25% 4/1/28 4,000,000 3,823,366
3.28% 12/1/28 1,000,000 909,605
Charles Schwab Corp. (The)
1.95% 12/1/31 5,000,000 4,003,307
a
a a
$ Principal
Amount $ Value a
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.2% 3/15/28 650,000 614,506
6.1% 6/1/29 5,000,000 5,018,241
Choice Hotels International, Inc.
3.7% 1/15/31 250,000 220,651
5.85% 8/1/34 3,000,000 2,957,936
Cinemark USA, Inc.
5.88% 3/15/26
(a)
500,000 495,048
5.25% 7/15/28^
(a)
3,000,000 2,870,684
CNX Resources Corp.
7.25% 3/1/32
(a)
3,000,000 3,062,052
Compass Group Diversified Holdings LLC
5.25% 4/15/29
(a)
2,581,000 2,450,391
Concentrix Corp.
6.6% 8/2/28 3,165,000 3,204,671
6.85% 8/2/33^ 4,812,000 4,764,124
CoStar Group, Inc.
2.8% 7/15/30
(a)
5,846,000 4,946,219
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a) (b)
277,500 274,192
4.75% 10/20/28
(a)
1,100,000 1,071,726
Devon Energy Corp.
5.25% 10/15/27 325,000 324,182
4.5% 1/15/30 920,000 885,697
Diamondback Energy, Inc.
3.25% 12/1/26 75,000 71,693
3.5% 12/1/29 100,000 92,261
Dick's Sporting Goods, Inc.
3.15% 1/15/32 1,700,000 1,445,392
Dow Chemical Co. (The)
4.25% 10/1/34 1,052,000 961,152
Element Fleet Management Corp.
3.85% 6/15/25
(a) (b)
1,000,000 980,834
Energy Transfer LP
2.9% 5/15/25 500,000 487,894
6% 2/1/29
(a)
1,000,000 1,007,501
7.38% 2/1/31
(a)
900,000 939,734
Enterprise Products Operating LLC
4.45% 2/15/43 990,000 850,226
EPR Properties
4.75% 12/15/26 1,250,000 1,208,444
4.5% 6/1/27 3,330,000 3,186,772
4.95% 4/15/28 3,830,000 3,668,112
3.6% 11/15/31 350,000 291,972
Essential Properties LP
2.95% 7/15/31 11,081,000 9,122,269
Expedia Group, Inc.
3.8% 2/15/28 484,000 460,824
3.25% 2/15/30 90,000 81,159
Gap, Inc. (The)
3.88% 10/1/31
(a)
106,000 88,598
Gartner, Inc.
3.75% 10/1/30
(a)
5,000,000 4,488,598
HEICO Corp.
5.25% 8/1/28 3,000,000 3,005,683
5.35% 8/1/33 1,000,000 991,707
Hercules Capital, Inc.
2.63% 9/16/26 1,000,000 916,948
Highwoods Realty LP
3.88% 3/1/27 750,000 711,500

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
a
a a
$ Principal
Amount $ Value a
3.05% 2/15/30 1,600,000 1,357,742
2.6% 2/1/31 500,000 399,972
Host Hotels & Resorts LP
Series H 3.38% 12/15/29 612,000 546,391
Indiana Bell Telephone Co., Inc.
7.3% 8/15/26 535,000 548,836
Ingersoll Rand, Inc.
5.4% 8/14/28 1,000,000 1,009,639
International Flavors & Fragrances, Inc.
4.45% 9/26/28 1,662,000 1,603,733
5% 9/26/48 1,500,000 1,287,060
Kilroy Realty, LP
2.65% 11/15/33 280,000 205,815
Kite Realty Group Trust
4.75% 9/15/30 2,315,000 2,212,579
Lennar Corp.
4.75% 5/30/25 622,000 617,307
LKQ Corp.
6.25% 6/15/33 5,000,000 5,135,008
LPL Holdings, Inc.
6.75% 11/17/28 3,000,000 3,151,519
LXP Industrial Trust
6.75% 11/15/28 3,000,000 3,113,067
2.7% 9/15/30 500,000 422,147
Markel Group, Inc.
3.5% 11/1/27 550,000 521,720
Marriott International, Inc.
Series HH 2.85% 4/15/31 500,000 428,400
MasTec, Inc.
4.5% 8/15/28
(a)
3,881,000 3,704,210
Micron Technology, Inc.
4.19% 2/15/27 500,000 486,088
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(a)
1,083,000 1,086,023
MPLX LP
4.88% 6/1/25 190,000 188,377
4% 3/15/28 85,000 81,359
4.8% 2/15/29 250,000 245,153
5.5% 6/1/34 5,000,000 4,926,273
4.7% 4/15/48 551,000 453,730
NNN REIT, LLC
5.5% 6/15/34 5,000,000 4,955,375
OneMain Finance Corp.
3.88% 9/15/28 1,994,000 1,789,711
5.38% 11/15/29 3,303,000 3,100,279
Oracle Corp.
4.13% 5/15/45 1,000,000 783,813
3.6% 4/1/50 470,000 329,248
Owens Corning
3.5% 2/15/30
(a)
200,000 182,310
Owl Rock Core Income Corp.
5.5% 3/21/25 11,807,000 11,747,482
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35% 1/12/27
(a)
250,000 249,621
6.05% 8/1/28
(a)
2,000,000 2,049,108
Phillips Edison Grocery Center Operating Partnership I LP
2.63% 11/15/31 4,100,000 3,353,964
5.75% 7/15/34 3,000,000 2,964,494
Physicians Realty LP
4.3% 3/15/27 1,271,000 1,244,018
a
a a
$ Principal
Amount $ Value a
2.63% 11/1/31 7,577,000 6,287,513
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 798,000 728,958
4.3% 1/31/43 75,000 59,229
Polaris, Inc.
6.95% 3/15/29 1,000,000 1,046,405
Realty Income Corp.
4% 7/15/29 2,000,000 1,894,503
4.85% 3/15/30 1,000,000 980,606
RELX Capital, Inc.
4% 3/18/29 500,000 480,828
4.75% 5/20/32 250,000 242,390
Retail Opportunity Investments Partnership LP
6.75% 10/15/28 3,445,000 3,567,599
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.88% 3/1/31
(a)
200,000 174,457
4% 10/15/33
(a)
1,450,000 1,223,044
STORE Capital Corp.
4.5% 3/15/28 503,000 478,989
4.63% 3/15/29 14,538,000 13,739,279
2.7% 12/1/31 1,250,000 1,003,619
Take-Two Interactive Software, Inc.
3.7% 4/14/27 1,000,000 961,574
Tempur Sealy International, Inc.
4% 4/15/29
(a)
400,000 361,214
3.88% 10/15/31
(a)
1,500,000 1,258,650
T-Mobile USA, Inc.
2.63% 4/15/26 250,000 237,994
3.38% 4/15/29 4,000,000 3,697,033
Twilio, Inc.
3.88% 3/15/31 300,000 264,156
United Rentals, Inc.
6.13% 3/15/34
(a)
2,800,000 2,793,288
United Wholesale Mortgage LLC
5.75% 6/15/27
(a)
200,000 195,428
5.5% 4/15/29
(a)
700,000 665,623
VICI Properties LP
4.95% 2/15/30 500,000 482,740
5.75% 4/1/34 5,000,000 4,956,446
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30
(a)
1,120,000 1,019,484
VistaJet Malta Finance PLC / Vista Management Holding,
Inc.
7.88% 5/1/27^
(a) (b)
4,462,000 3,948,522
6.38% 2/1/30
(a) (b)
100,000 78,687
Vontier Corp.
2.95% 4/1/31 100,000 83,469
a
Total Corporate Bonds (Cost $265,665,866) 266,637,410
Corporate Convertible Bonds - 0.1% a
Redwood Trust, Inc.
5.63% 7/15/24 700,000 700,304
5.75% 10/1/25 500,000 487,520
a
Total Corporate Convertible Bonds (Cost $1,199,937) 1,187,824

Asset-Backed Securities - 20.7% a
a a
$ Principal
Amount $ Value a
Automobile
ACM Auto Trust (ACM)
Series 2023-1A Class B –7.26% 1/22/30
(a)
284,763 284,984
Series 2023-1A Class C –8.59% 1/22/30
(a)
2,500,000 2,514,940
Series 2023-2A Class A –7.97% 6/20/30
(a)
2,513,407 2,526,919
Series 2023-2A Class B –9.85% 6/20/30
(a)
7,000,000 7,059,660
Series 2024-1A Class A –7.71% 1/21/31
(a)
1,362,966 1,368,311
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D –2.13% 3/18/26 1,500,000 1,482,145
Series 2020-3 Class D –1.49% 9/18/26 1,250,000 1,214,156
Series 2022-1 Class C –2.98% 9/20/27 450,000 430,201
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2021-1A Class A –1.19% 1/15/27
(a)
3,774 3,759
Series 2022-2A Class C –9.84% 3/15/29
(a)
1,000,000 962,072
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class A –6.63% 7/15/26
(a)
288,905 289,079
Series 2023-1 Class B –7.12% 3/15/27
(a)
1,500,000 1,502,360
Bayview Opportunity Master Fund VII Trust (BVCLN)
Series 2024-CAR1 Class C –6.84% 12/26/31 Floating
Rate (SOFR30A + 150)
(a) (c)
1,637,297 1,642,387
Series 2024-CAR1F Class A –6.97% 7/29/32
(a)
2,019,849 2,015,556
BOF URSA VI Funding Trust I (BOF)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(a)
389,283 387,542
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(a)
904,477 901,385
BOF VII AL Funding Trust I (BOF)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(a)
3,221,060 3,239,425
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
315,295 311,671
Drive Auto Receivables Trust (DRIVE)
Series 2021-1 Class D –1.45% 1/16/29 517,854 505,440
Enterprise Fleet Financing LLC (EFF)
Series 2023-2 Class A2 –5.56% 4/22/30
(a)
1,710,562 1,711,208
Exeter Automobile Receivables Trust (EART)
Series 2021-4A Class C –1.46% 10/15/27 523,828 518,719
First Help Financial Trust (FHF)
Series 2023-1A Class A2 –6.57% 6/15/28
(a)
2,311,356 2,326,415
Series 2023-2A Class A2 –6.79% 10/15/29
(a)
1,496,303 1,512,587
First Investors Auto Owner Trust (FIAOT)
Series 2022-1A Class A –2.03% 1/15/27
(a)
63,644 62,796
Series 2022-2A Class D –8.71% 10/16/28
(a)
1,000,000 1,044,070
Flagship Credit Auto Trust (FCAT)
Series 2021-1 Class E –2.72% 4/17/28
(a)
1,500,000 1,408,118
Series 2021-2 Class C –1.27% 6/15/27
(a)
2,100,000 2,038,629
Series 2021-3 Class C –1.46% 9/15/27
(a)
255,000 244,276
Series 2021-4 Class D –2.26% 12/15/27
(a)
350,000 323,389
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-2A Class D –1.42% 4/15/27
(a)
405,000 390,806
Series 2021-3A Class C –1.11% 9/15/26
(a)
384,590 380,116
Series 2021-4A Class D –2.48% 10/15/27
(a)
455,000 434,899
JPMorgan Chase Bank NA (CACLN)
Series 2021-2 Class E –2.28% 12/26/28
(a)
61,595 61,066
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A –1.3% 8/17/26
(a)
44,557 44,422
Series 2021-1A Class C –2.35% 4/15/27
(a)
6,500,000 6,309,958
Series 2021-1A Class D –3.99% 11/15/29
(a)
3,740,000 3,625,592
Series 2022-1A Class B –5.87% 9/15/27
(a)
1,720,000 1,721,147
Series 2022-1A Class C –6.85% 4/15/30
(a)
2,000,000 2,017,645
Series 2023-1A Class D –7.3% 6/17/30
(a)
3,000,000 3,045,394
Series 2023-2A Class A2 –5.93% 6/15/27
(a)
1,931,404 1,933,488
Series 2023-4A Class C –6.76% 3/15/29
(a)
1,510,000 1,545,865
a
a a
$ Principal
Amount $ Value a
Lendbuzz Securitization Trust (LBST)
Series 2023-1A Class A2 –6.92% 8/15/28
(a)
3,245,730 3,272,660
Series 2023-3A Class A2 –7.5% 12/15/28
(a)
6,885,270 6,977,928
Series 2024-1A Class A2 –6.19% 8/15/29
(a)
2,500,000 2,506,720
Series 2024-2A Class A2 –5.99% 5/15/29
(a)
5,875,000 5,886,860
Series 2024-2A Class C –7.45% 5/15/31
(a)
1,500,000 1,520,168
Lobel Automobile Receivables Trust (LOBEL)
Series 2023-1 Class A –6.97% 7/15/26
(a)
751,256 752,553
Series 2023-2 Class A –7.59% 4/16/29
(a)
646,060 650,395
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class D –1.62% 11/14/30
(a)
1,000,000 930,250
Series 2022-1A Class C –1.42% 7/14/28
(a)
4,000,000 3,717,895
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class C –7.09% 8/15/28
(a)
1,000,000 1,009,718
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(a)
4,126,857 4,150,694
SAFCO Auto Receivables Trust (SAFCO)
Series 2024-1A Class A –6.51% 3/20/28
(a)
6,838,365 6,842,435
Santander Bank NA (SBCLN)
Series 2021-1A Class C –3.27% 12/15/31
(a)
55,938 55,621
Tricolor Auto Securitization Trust (TAST)
Series 2023-1A Class A –6.48% 8/17/26
(a)
305,043 305,158
Series 2023-1A Class B –6.84% 11/16/26
(a)
1,480,000 1,481,824
Series 2024-2A Class A –6.36% 12/15/27
(a)
3,595,187 3,598,412
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class B –6.57% 6/10/27
(a)
2,000,000 2,004,023
Series 2024-1 Class C –7.06% 10/10/29
(a)
4,000,000 4,020,197
Series 2024-1 Class D –8.3% 11/12/29
(a)
8,660,000 8,749,698
a
119,775,806
a
Cell Tower
VB-S1 Issuer LLC (VBTEL)
Series 2024-1A Class C2 –5.59% 5/15/54
(a)
7,500,000 7,506,814
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class B1 –7.94% 1/20/32 Floating Rate
(TSFR3M + 261)
(a) (b) (c)
2,725,000 2,728,689
ABPCI Direct Lending Fund CLO XI LP (ABPCI)
Series 2022-11A Class B1 –8.92% 10/27/34 Floating
Rate (TSFR3M + 360)
(a) (c)
1,500,000 1,511,260
ABPCI Direct Lending Fund CLO XII Ltd. (ABPCI)
Series 2023-12A Class B –8.82% 4/29/35 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
2,000,000 2,027,171
ABPCI Direct Lending Fund CLO XVI Ltd. (ABPCI)
Series 2023-16A Class C –9.43% 2/1/36 Floating Rate
(TSFR3M + 425)
(a) (c)
2,000,000 2,050,160
Antares CLO Ltd. (ANTRS)
Series 2017-2A Class DR –9.34% 10/20/33 Floating
Rate (TSFR3M + 401)
(a) (b) (c)
2,000,000 1,971,476
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class B –7.54% 10/20/33 Floating Rate
(TSFR3M + 221)
(a) (c)
3,000,000 2,998,191
Audax Senior Debt CLO 9 LLC (AUDAX)
Series 2024-9A Class A1 –7.4% 4/20/36 Floating Rate
(TSFR3M + 210)
(a) (c)
4,000,000 4,027,746
AUF Funding LLC (AUF)
Series 2022-1A Class B1 –9.07% 1/20/31 Floating Rate
(TSFR3M + 375)
(a) (c)
1,500,000 1,507,604

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
a
a a
$ Principal
Amount $ Value a
Barings Middle Market CLO, Ltd. (BMM)
Series 2023-IIA Class A2 –8.53% 1/20/32 Floating Rate
(TSFR3M + 320)
(a) (b) (c)
3,000,000 3,030,404
Series 2023-IIA Class B –9.48% 1/20/32 Floating Rate
(TSFR3M + 415)
(a) (b) (c)
3,000,000 3,009,233
Series 2023-IIA Class C –11.58% 1/20/32 Floating Rate
(TSFR3M + 625)
(a) (b) (c)
2,500,000 2,534,126
BBC Middle Market CLO (BCMM)
Series 2023-1A Class B1 –9.12% 7/20/35 Floating Rate
(TSFR3M + 380)
(a) (c)
3,750,000 3,817,621
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 –6.97% 4/20/35 Floating Rate
(TSFR3M + 165)
(a) (c)
1,000,000 999,024
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –7.19% 6/15/34 Floating Rate
(TSFR3M + 185)
(a) (b) (c)
1,040,000 1,040,948
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class B –7.64% 4/20/33 Floating Rate
(TSFR3M + 231)
(a) (b) (c)
1,800,000 1,799,294
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A1R –8.13% 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
1,251,438 1,255,019
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class B –8.14% 10/15/31 Floating Rate
(TSFR3M + 281)
(a) (b) (c)
500,000 500,384
Series 2020-1A Class C –9.29% 10/15/31 Floating Rate
(TSFR3M + 396)
(a) (b) (c)
500,000 500,792
Series 2021-2A Class B –7.49% 4/22/33 Floating Rate
(TSFR3M + 216)
(a) (b) (c)
1,500,000 1,500,275
Series 2022-1A Class A2 –4.02% 4/15/34
(a)
1,750,000 1,664,934
Cerberus Loan Funding XLII LLC (CERB)
Series 2023-3A Class B –8.68% 9/13/35 Floating Rate
(TSFR3M + 335)
(a) (c)
1,750,000 1,783,276
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –7.08% 10/24/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
1,000,000 1,002,053
CIFC-LBC Middle Market CLO (CLBC)
Series 2023-1A Class B1 –8.87% 10/20/35 Floating
Rate (TSFR3M + 355)
(a) (c)
4,500,000 4,586,020
Series 2023-1A Class C –9.62% 10/20/35 Floating Rate
(TSFR3M + 430)
(a) (c)
5,000,000 5,110,131
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 –7.19% 1/15/34 Floating Rate
(TSFR3M + 186)
(a) (b) (c)
1,000,000 1,000,557
Series 2021-2A Class C –8.49% 1/15/34 Floating Rate
(TSFR3M + 316)
(a) (b) (c)
2,300,000 2,303,654
Series 2022-1A Class A1 –7.28% 7/15/33 Floating Rate
(TSFR3M + 195)
(a) (b) (c)
750,000 751,964
Series 2023-1A Class B1 –9.23% 4/15/35 Floating Rate
(TSFR3M + 390)
(a) (b) (c)
2,500,000 2,536,504
Series 2023-1A Class C –10.58% 4/15/35 Floating Rate
(TSFR3M + 525)
(a) (b) (c)
1,500,000 1,522,709
Series 2024-1A Class A1 –7.38% 7/15/36 Floating Rate
(TSFR3M + 205)
(a) (b) (c)
5,000,000 5,036,547
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –7.14% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,503,932
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class B –7.44% 4/25/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
1,500,000 1,500,227
Fortress Credit Opportunities XXI CLO LLC (FCO)
Series 2023-21A Class AT –7.97% 1/21/35 Floating Rate
(TSFR3M + 265)
(a) (c)
2,000,000 2,009,140
a
a a
$ Principal
Amount $ Value a
Series 2023-21A Class C –10.22% 1/21/35 Floating Rate
(TSFR3M + 490)
(a) (c)
1,000,000 1,012,033
Golub Capital Partners CLO 31M Ltd. (GOCAP)
Series 2016-31A Class CR –8.5% 8/5/30 Floating Rate
(TSFR3M + 316)
(a) (b) (c)
1,000,000 1,001,734
Golub Capital Partners CLO 45M Ltd. (GOCAP)
Series 19-45A Class C –9.39% 10/20/31 Floating Rate
(TSFR3M + 406)
(a) (b) (c)
3,000,000 3,004,829
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class B –7.45% 8/5/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
500,000 499,830
Series 2021-54A Class C –8.25% 8/5/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
1,000,000 1,000,765
Guggenheim MM CLO Ltd. (GUGG)
Series 2021-4A Class B –7.84% 1/15/34 Floating Rate
(TSFR3M + 251)
(a) (b) (c)
2,500,000 2,505,631
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR –6.95% 4/23/34 Floating Rate
(TSFR3M + 162)
(a) (b) (c)
1,500,000 1,498,581
KKR Lending Partners III CLO LLC (KKRLP)
Series 2021-1A Class B –7.49% 10/20/30 Floating Rate
(TSFR3M + 216)
(a) (c)
3,000,000 3,006,941
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class BR –7.64% 7/15/33 Floating Rate
(TSFR3M + 231)
(a) (b) (c)
2,500,000 2,499,265
Monroe Capital Funding CLO X Ltd. (MCF)
Series 2023-1A Class B –8.83% 4/15/35 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
1,500,000 1,521,966
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class C –8.26% 9/14/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
2,000,000 2,001,698
Monroe Capital MML CLO XV LLC (MCMML)
Series 2023-1A Class A1 –7.83% 9/23/35 Floating Rate
(TSFR3M + 250)
(a) (c)
3,000,000 3,024,049
Series 2023-1A Class B –8.78% 9/23/35 Floating Rate
(TSFR3M + 345)
(a) (c)
3,000,000 3,057,673
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class B –9.3% 4/5/37 Floating Rate
(TSFR3M + 400)
(a) (b) (c) #
4,765,000 4,756,909
Series 2024-1A Class C –11.3% 4/5/37 Floating Rate
(TSFR3M + 600)
(a) (b) (c) #
3,825,000 3,811,947
Series 2024-1A Class D –13.7% 4/5/37 Floating Rate
(TSFR3M + 840)
(a) (b) (c) #
3,000,000 2,983,611
NXT Capital CLO LLC (NXT)
Series 2020-1A Class B –7.99% 1/20/31 Floating Rate
(TSFR3M + 266)
(a) (c)
5,400,000 5,408,356
Series 2020-1A Class C –8.94% 1/20/31 Floating Rate
(TSFR3M + 361)
(a) (c)
800,000 801,096
Owl Rock CLO IX LLC (OR)
Series 2022-9A Class B –9.33% 11/20/34 Floating Rate
(TSFR3M + 400)
(a) (c)
1,000,000 1,008,009
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT –7.83% 11/20/34 Floating Rate
(TSFR3M + 250)
(a) (c)
1,000,000 1,005,879
Owl Rock CLO XII LLC (OR)
Series 2023-12A Class B –8.87% 7/20/34 Floating Rate
(TSFR3M + 355)
(a) (c)
1,000,000 1,009,315
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 –6.84% 4/20/29 Floating Rate
(TSFR3M + 151)
(a) (b) (c)
250,000 249,976
Series 2021-1A Class B –7.39% 4/20/29 Floating Rate
(TSFR3M + 206)
(a) (b) (c)
1,000,000 1,000,997

a
a a
$ Principal
Amount $ Value a
PennantPark CLO VI LLC (PCLO)
Series 2023-6A Class B1 –9.07% 4/22/35 Floating Rate
(TSFR3M + 375)
(a) (c)
2,000,000 2,029,698
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class B –7.57% 4/17/36 Floating
Rate (TSFR3M + 225)
(a) (c)
5,000,000 4,999,137
Series 2024-SIF3A Class C –8.17% 4/17/36 Floating
Rate (TSFR3M + 285)
(a) (c)
5,000,000 4,998,951
Series 2024-SIF3A Class D –9.82% 4/17/36 Floating
Rate (TSFR3M + 450)
(a) (c)
5,000,000 5,101,931
Twin Brook CLO (TWBRK)
Series 2023-1A Class B –8.52% 4/20/35 Floating Rate
(TSFR3M + 320)
(a) (c)
1,000,000 1,005,330
Series 2023-1A Class C –9.42% 4/20/35 Floating Rate
(TSFR3M + 410)
(a) (c)
3,000,000 3,007,080
Windhill CLO, Ltd. (WNDHL)
Series 2023-1A Class C –9.83% 10/22/35 Floating Rate
(TSFR3M + 450)
(a) (b) (c)
9,200,000 9,401,122
a
149,335,404
a
Consumer & Specialty Finance
ACHV ABS Trust (ACHV)
Series 2023-1PL Class B –6.8% 3/18/30
(a)
148,513 148,609
Affirm Asset Securitization Trust (AFFRM)
Series 2022-Z1 Class A –4.55% 6/15/27
(a)
231,732 230,365
Series 2023-X1 Class A –7.11% 11/15/28
(a)
498,804 500,454
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(a)
143,711 137,611
Series 2022-B Class B –4.84% 6/18/35
(a)
1,368,220 1,354,954
Series 2023-A Class A –5.55% 4/17/36
(a)
645,400 641,890
Series 2023-B Class A –6.92% 12/17/36
(a)
1,433,389 1,465,320
Driven Brands Funding LLC (HONK)
Series 2019-2A Class A2 –3.98% 10/20/49
(a)
477,500 455,437
Foundation Finance Trust (FFIN)
Series 2019-1A Class A –3.86% 11/15/34
(a)
916 915
Series 2021-1A Class B –1.87% 5/15/41
(a)
2,728,833 2,467,116
FREED ABS Trust (FREED)
Series 2022-1FP Class C –2.51% 3/19/29
(a)
389,213 388,050
Series 2022-4FP Class C –8.59% 12/18/29
(a)
2,000,000 2,011,713
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class B –4.22% 2/25/39
(a)
132,210 128,669
Lendingpoint Asset Securitization Trust (LDPT)
Series 2022-C Class A –6.56% 2/15/30
(a)
237,530 237,556
LendingPoint Asset Securitization Trust (LDPT)
Series 2020-REV1 Class C –7.7% 10/15/28
(a)
6,500,000 6,345,349
LP LMS Asset Securitization Trust (LPMS)
Series 2023-1A Class A –8.18% 10/17/33
(a)
1,137,080 1,139,819
Marlette Funding Trust (MFT)
Series 2023-1A Class A –6.07% 4/15/33
(a)
229,404 229,406
Octane Receivables Trust (OCTL)
Series 2021-1A Class B –1.53% 4/20/27
(a)
700,000 684,927
Series 2022-1A Class A2 –4.18% 3/20/28
(a)
168,368 167,103
Pagaya AI Debt Selection Trust (PAID)
Series 2021 Class B –1.82% 1/16/29
(a)
123,809 118,225
Series 2023-7 Class C –8.8% 7/15/31
(a)
7,997,020 8,180,567
Series 2023-7 Class D –9% 7/15/31
(a)
4,998,138 4,907,358
Pagaya AI Debt Trust (PAID)
Series 2022-2 Class A –4.97% 1/15/30
(a)
180,228 179,791
Series 2022-3 Class A –6.06% 3/15/30
(a)
371,850 371,735
Series 2022-5 Class A –8.1% 6/17/30
(a)
500,699 505,961
Series 2023-1 Class A –7.56% 7/15/30
(a)
912,979 916,508
a
a a
$ Principal
Amount $ Value a
Series 2023-3 Class A –7.6% 12/16/30
(a)
2,114,333 2,125,222
Series 2023-5 Class B –7.63% 4/15/31
(a)
1,749,985 1,760,713
Series 2023-5 Class C –9.1% 4/15/31
(a)
2,999,975 3,067,737
Series 2023-5 Class D –9% 4/15/31
(a)
3,499,970 3,466,183
Series 2024-1 Class A –6.66% 7/15/31
(a)
1,229,337 1,235,196
Series 2024-3 Class B –6.57% 10/15/31
(a)
9,000,000 9,025,492
Prosper Marketplace Issuance Trust (PMIT)
Series 2023-1A Class A –7.06% 7/16/29
(a)
360,288 361,710
Reach ABS Trust (REACH)
Series 2024-1A Class A –6.3% 2/18/31
(a)
1,407,369 1,411,255
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2019-2A Class B –2.82% 5/20/36
(a)
69,404 69,269
Theorem Funding Trust (THRM)
Series 2022-2A Class B –9.27% 12/15/28
(a)
1,000,000 1,031,959
Series 2022-3A Class A –7.6% 4/15/29
(a)
290,681 293,037
Upstart Securitization Trust (UPST)
Series 2021-1 Class C –4.06% 3/20/31
(a)
116,877 114,561
Series 2023-2 Class A –6.77% 6/20/33
(a)
2,954,002 2,962,174
a
60,839,916
a
Data Center
Compass Datacenters Issuer II LLC (CODI)
Series 2024-1A Class A1 –5.25% 2/25/49
(a)
3,250,000 3,206,799
Databank Issuer LLC (COLO)
Series 2024-1A Class A2 –5.3% 1/26/54
(a)
5,750,000 5,512,261
Stack Infrastructure Issuer LLC (SIDC)
Series 2023-3A Class A2 –5.9% 10/25/48
(a)
4,250,000 4,245,186
Switch ABS Issuer, LLC (SWTCH)
Series 2024-1A Class A2 –6.28% 3/25/54
(a)
6,600,000 6,627,712
Series 2024-2A Class C –10.03% 6/25/54
(a)
10,000,000 10,056,620
a
29,648,578
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class B –1.38% 2/22/27
(a)
869,092 863,268
Series 2021-1A Class D –2.3% 11/22/27
(a)
500,000 491,725
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(a)
813,174 818,357
a
2,173,350
a
Fiber
Frontier Issuer LLC (FYBR)
Series 2023-1 Class A2 –6.6% 8/20/53
(a)
10,000,000 10,080,390
Series 2023-1 Class B –8.3% 8/20/53
(a)
2,650,000 2,725,167
Series 2023-1 Class C –11.5% 8/20/53
(a)
4,750,000 4,810,311
Hotwire Funding LLC (HWIRE)
Series 2024-1A Class C –9.19% 6/20/54
(a)
6,000,000 6,098,146
a
23,714,014
a
Other
Adams Outdoor Advertising, LP (ADMSO)
Series 2023-1 Class A2 –6.97% 7/15/53
(a)
6,000,000 6,219,896
Cogent Ipv4 LLC (CGNT)
Series 2024-1A Class A2 –7.92% 5/25/54
(a)
2,250,000 2,296,836
Golub Capital Partners ABS Funding (GCPAF)
Series 2023-1A Class A –7.46% 7/25/33
(a)
5,000,000 4,936,793
Series 2024-1A Class A1 –5.32% 1/25/34 Floating Rate
(TSFR3M + 290)
(a) (c)
5,000,000 5,002,319

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
a
a a
$ Principal
Amount $ Value a
Series 2024-1A Class A2 –6.89% 1/25/34
(a)
5,000,000 4,978,638
Jersey Mike's Funding (JMIKE)
Series 2019-1A Class A2 –4.43% 2/15/50
(a)
2,649,975 2,550,426
Monroe Capital ABS Funding II Ltd. (MCF)
Series 2023-1A Class D –10.2% 4/22/33
(a)
3,500,000 3,551,293
Oxford Finance Funding Trust (OXFIN)
Series 2023-1A Class A2 –6.72% 2/15/31
(a)
5,000,000 5,018,897
Zaxby's Funding LLC (ZAXBY)
Series 2021-1A Class A2 –3.24% 7/30/51
(a)
1,215,625 1,080,321
35,635,419
a
Total Asset-Backed Securities (Cost $424,964,881) 428,629,301
Commercial Mortgage-Backed Securities - 5.2% a
ACREC, Ltd. (ACREC)
Series 2021-FL1 Class E –8.45% 10/16/36 Floating Rate
(TSFR1M + 311)
(a) (b)
5,000,000 4,783,549
Areit Cre Trust (AREIT)
Series 2021-CRE5 Class B –7.26% 11/17/38 Floating
Rate (TSFR1M + 193)
(a) (b)
5,561,000 5,431,410
AREIT LLC (AREIT)
Series 2023-CRE8 Class B –8.65% 8/17/41 Floating
Rate (TSFR1M + 332)
(a) (b)
5,000,000 5,024,075
Series 2023-CRE8 Class C –9.35% 8/17/41 Floating
Rate (TSFR1M + 402)
(a) (b)
5,000,000 5,005,581
Series 2023-CRE8 Class D –10.7% 8/17/41 Floating Rate
(TSFR1M + 537)
(a) (b)
3,000,000 3,000,390
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –6.52% 11/17/38 Floating
Rate (TSFR1M + 119)
(a) (b)
350,513 347,191
Areit, Ltd. (AREIT)
Series 2024-CRE9 Class AS –7.57% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 4,995,765
Series 2024-CRE9 Class B –7.87% 5/17/41 Floating Rate
(TSFR1M + 254)
(a) (b)
3,000,000 2,993,435
BDS Ltd. (BDS)
Series 2021-FL10 Class C –7.75% 12/16/36 Floating
Rate (TSFR1M + 241)
(a) (b)
1,250,000 1,234,868
BPCRE Ltd. (BPCRE)
Series 2022-FL2 Class AS –8.43% 1/16/37 Floating Rate
(TSFR1M + 310)
(a) (b)
1,550,000 1,535,311
Series 2022-FL2 Class C –9.83% 1/16/37 Floating Rate
(TSFR1M + 450)
(a) (b)
4,000,000 3,974,576
BPR Trust (BPR)
Series 2021-TY Class B –6.59% 9/15/38 Floating Rate
(TSFR1M + 126)
(a)
3,250,000 3,200,521
Brightspire Capital, Inc. (BRSP)
Series 2021-FL1 Class D –8.15% 8/19/38 Floating Rate
(TSFR1M + 281)
(a) (b)
1,000,000 925,995
BRSP Ltd. (BRSP)
Series 2021-FL1 Class B –7.35% 8/19/38 Floating Rate
(TSFR1M + 201)
(a) (b)
1,100,000 1,063,119
Series 2021-FL1 Class E –8.9% 8/19/38 Floating Rate
(TSFR1M + 356)
(a) (b)
4,000,000 3,669,228
CLNC Ltd. (CLNC)
Series 2019-FL1 Class B –7.35% 8/20/35 Floating Rate
(TSFR1M + 201)
(a) (b)
3,200,000 3,149,953
FS Rialto Issuer LLC (FSRIA)
Series 2021-FL2 Class D –8.24% 5/16/38 Floating Rate
(TSFR1M + 291)
(a)
2,080,000 1,930,911
a
a a
$ Principal
Amount $ Value a
Series 2021-FL2 Class E –8.89% 5/16/38 Floating Rate
(TSFR1M + 356)
(a)
1,000,000 910,639
Series 2022-FL7 Class A –8.23% 10/19/39 Floating
Rate (TSFR1M + 290)
(a)
1,000,000 1,007,376
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –6.7% 7/16/35 Floating Rate
(TSFR1M + 136)
(a) (b)
1,040,469 1,022,261
Series 2021-FL4 Class C –7.81% 12/15/36 Floating Rate
(TSFR1M + 246)
(a) (b)
8,000,000 7,469,809
HERA Commercial Mortgage Ltd. (HCM)
Series 2021-FL1 Class C –7.4% 2/18/38 Floating Rate
(TSFR1M + 206)
(a) (b)
650,000 626,573
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –6.49% 6/16/36 Floating Rate
(TSFR1M + 116)
(a) (b)
184,761 183,784
Series 2021-FL1 Class AS –6.84% 6/16/36 Floating Rate
(TSFR1M + 151)
(a) (b)
2,000,000 1,967,631
Series 2021-FL1 Class B –7.04% 6/16/36 Floating Rate
(TSFR1M + 171)
(a) (b)
5,100,000 4,965,897
Series 2021-FL1 Class C –7.14% 6/16/36 Floating Rate
(TSFR1M + 181)
(a) (b)
450,000 435,038
Series 2021-FL1 Class E –8.39% 6/16/36 Floating Rate
(TSFR1M + 306)
(a) (b)
750,000 702,457
Series 2021-FL2 Class D –7.59% 9/17/36 Floating Rate
(TSFR1M + 226)
(a) (b)
1,000,000 964,192
HIG RCP LLC (HIG)
Series 2023-FL1 Class C –9.89% 9/19/38 Floating Rate
(TSFR1M + 456)
(a)
5,000,000 5,022,010
Series 2023-FL1 Class D –11.19% 9/19/38 Floating Rate
(TSFR1M + 586)
(a)
5,000,000 5,027,331
HIG RCP Trust (HIG)
Series 2023-FL1 Class B –8.94% 9/19/38 Floating Rate
(TSFR1M + 361)
(a)
3,000,000 3,011,815
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(a)
840,000 123,480
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class B –8.07% 10/15/39 Floating
Rate (TSFR1M + 274)
(a)
3,000,000 2,985,629
Loancore Issuer Ltd. (LNCR)
Series 2022-CRE7 Class E –9.08% 1/17/37 Floating Rate
(SOFR30A + 375)
(a) (b)
2,250,000 2,115,903
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class B –7.44% 7/15/36 Floating Rate
(TSFR1M + 211)
(a) (b)
1,407,000 1,376,911
PFP Ltd. (PFP)
Series 2021-8 Class C –7.24% 8/9/37 Floating Rate
(TSFR1M + 191)
(a) (b)
7,500,000 7,243,559
Series 2021-8 Class E –7.94% 8/9/37 Floating Rate
(TSFR1M + 261)
(a) (b)
750,000 679,048
Series 2022-9 Class A –7.6% 8/19/35 Floating Rate
(TSFR1M + 227)
(a) (b)
750,000 750,000
STWD Ltd. (STWD)
Series 2021-FL2 Class C –7.55% 4/18/38 Floating Rate
(TSFR1M + 221)
(a) (b)
2,109,000 1,932,288
Series 2022-FL3 Class B –7.28% 11/15/38 Floating Rate
(SOFR30A + 195)
(a) (b)
3,525,000 3,385,186
Series 2022-FL3 Class E –8.58% 11/15/38 Floating Rate
(SOFR30A + 325)
(a) (b)
2,320,000 2,105,896
VMC Finance LLC (VMC)
Series 2021-FL4 Class A –6.55% 6/16/36 Floating Rate
(TSFR1M + 121)
(a)
106,934 106,526
a
Total Commercial Mortgage-Backed Securities (Cost $109,819,333) 108,387,117

Mortgage-Backed Securities - 30.3% a
a a
$ Principal
Amount $ Value a
Commercial Mortgage-Backed Securities
Commercial Mortgage-Backed Securities
Series 2018-52 Class AE –2.75% 5/16/51 79,550 72,171
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5026 Class DH –1.75% 9/25/43 398,075 354,204
Series 4949 Class BC –2.25% 3/25/49 199,307 173,955
a
Pass-Through Securities
Pool# C91945 – 3% 8/1/37 215,418 196,955
Pool# RA7183 – 4% 4/1/52 11,580,978 10,610,109
Pool# SD8258 – Series 8258 5% 10/1/52 8,849,070 8,573,848
Pool# SD8266 – 4.5% 11/1/52 10,949,873 10,333,063
Pool# SD8267 – Series 8267 5% 11/1/52 3,579,996 3,467,126
Pool# SD4712 – 4.5% 12/1/52 17,291,559 16,330,667
Pool# SD8290 – 6% 1/1/53 4,156,259 4,176,444
Pool# SD2473 – 5% 2/1/53 6,548,705 6,336,482
Pool# SD8323 – Series 8323 5% 5/1/53 6,554,773 6,338,654
Pool# SD8324 – Series 8324 5.5% 5/1/53 8,249,626 8,143,789
Pool# SD8329 – 5% 6/1/53 14,063,320 13,598,469
Pool# SD3386 – 5.5% 7/1/53 4,789,216 4,735,939
Pool# SD8341 – Series 8341 5% 7/1/53 4,703,000 4,548,956
Pool# SD8342 – Series 8342 5.5% 7/1/53 13,006,089 12,836,645
Pool# SD8350 – 6% 8/1/53 8,262,760 8,290,562
Pool# SD8347 – 4.5% 8/1/53 30,960,289 29,216,872
Pool# SD3857 – 6% 9/1/53 8,512,869 8,557,750
Pool# SD8362 – 5.5% 9/1/53 18,916,392 18,666,540
Pool# SD8366 – 5% 10/1/53 25,086,248 24,256,715
Pool# SD8374 – 6.5% 11/1/53 4,549,142 4,633,364
Pool# SD8372 – 5.5% 11/1/53 4,782,695 4,719,524
Pool# SD8371 – 5% 11/1/53 12,618,489 12,202,530
Pool# SD8383 – 5.5% 12/1/53 22,230,816 21,937,184
Pool# SD8395 – 5.5% 1/1/54 25,292,042 24,954,021
Pool# SD8400 – 5% 2/1/54 19,601,297 18,950,045
Pool# SD8408 – 5.5% 3/1/54 9,726,424 9,596,430
Pool# SD8417 – 4.5% 3/1/54 14,685,694 13,848,654
Pool# SD8421 – 6% 4/1/54 4,838,552 4,854,110
Pool# SD8420 – 5.5% 4/1/54 11,761,513 11,604,319
Pool# SD8419 – 5% 4/1/54 14,722,421 14,233,259
Pool# SD8430 – 5% 5/1/54 5,934,846 5,737,655
Pool# SD8438 – 5.5% 6/1/54 10,845,705 10,701,307
Pool# SD8447 – 6% 7/1/54 5,000,000 5,016,078
362,732,224
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2013-130 Class CA –2.5% 6/25/43 89,191 82,416
Series 2013-130 Class CD –3% 6/25/43 162,166 152,635
a
Pass-Through Securities
Pool# 932836 – 3% 12/1/25 4,262 4,182
Pool# 468516 – 5.17% 6/1/28 194,692 191,627
Pool# MA3443 – 4% 8/1/48 90,211 83,903
Pool# FM5733 – 2% 1/1/51 1,127,391 898,469
Pool# MA4785 – Series 4785 5% 10/1/52 12,066,247 11,687,095
Pool# MA4806 – Series 4806 5% 11/1/52 3,569,212 3,460,019
Pool# MA4941 – 5.5% 3/1/53 7,123,117 7,034,878
Pool# MA5009 – 5% 5/1/53 18,762,625 18,143,080
a
a a
$ Principal
Amount $ Value a
Pool# MA5040 – 6% 6/1/53 1,780,987 1,789,660
Pool# MA5039 – 5.5% 6/1/53 7,335,124 7,240,422
Pool# MA5038 – Series 5038 5% 6/1/53 3,223,522 3,117,080
Pool# MA5071 – 5% 7/1/53 12,925,576 12,499,645
Pool# MA5167 – 6.5% 10/1/53 2,688,866 2,739,489
Pool# MA5166 – 6% 10/1/53 6,498,282 6,520,191
Pool# MA5192 – 6.5% 11/1/53 6,011,847 6,123,149
Pool# MA5191 – 6% 11/1/53 4,719,309 4,735,704
Pool# MA5216 – 6% 12/1/53 9,447,054 9,479,874
Pool# MA5215 – 5.5% 12/1/53 22,227,460 21,933,902
Pool# CB7972 – 5% 2/1/54 9,859,240 9,531,669
Pool# MA5296 – 5.5% 3/1/54 14,636,631 14,441,012
Pool# MA5294 – 5% 3/1/54 9,817,410 9,491,678
Pool# MA5331 – 5.5% 4/1/54 14,653,742 14,458,647
Pool# DB1847 – 5.5% 5/1/54 4,990,564 4,923,825
Pool# MA5387 – 5% 6/1/54 14,960,568 14,464,180
185,228,431
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2021-29 Class CY –3% 9/20/50 1,000,000 777,696
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHLMT)
Series 2024-1 Class A3 –6% 1/25/55
(a) (c)
6,654,336 6,595,645
Series 2024-2 Class A3 –6% 2/25/55
(a) (c)
8,505,850 8,430,828
Series 2024-5 Class A2 –6% 4/25/55
(a) (c)
7,921,343 7,866,329
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(a) (c)
33,252 30,262
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2023-PJ3 Class A3 –5% 10/27/53
(a) (c)
4,656,588 4,449,995
Series 2024-PJ5 Class A3 –6% 9/25/54
(a) (c)
7,272,073 7,257,302
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3 Class A –2.96% 10/25/46
(a) (c)
44,947 41,327
Series 2017-3 Class A –2.5% 8/25/47
(a) (c)
51,620 44,701
Series 2018-6 Class 2A2 –3% 12/25/48
(a) (c)
15,276 14,188
Series 2023-3 Class A3A –5% 10/25/53
(a) (c)
4,395,779 4,200,758
Series 2023-4 Class 1A2 –6% 11/25/53
(a) (c)
2,660,071 2,639,934
Series 2023-9 Class A2 –6% 4/25/54
(a) (c)
2,920,869 2,895,107
Series 2023-10 Class A2 –6% 5/25/54
(a) (c)
2,147,969 2,129,024
Series 2024-2 Class A3 –6% 8/25/54
(a) (c)
3,625,602 3,602,688
Series 2024-4 Class A3 –6% 10/25/54
(a) (c)
4,876,073 4,845,257
Morgan Stanley Residential Mortgage Loan Trust (MSRM)
Series 2023-1 Class A1 –4% 2/25/53
(a) (c)
5,491,158 4,907,354
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(a) (c)
1,326,877 1,151,105
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(a) (c)
6,853 6,738
Series 2023-3 Class A1 –6% 9/25/53
(a) (c)
4,479,955 4,440,442
Series 2024-1 Class A1 –6% 1/25/54
(a) (c)
13,998,596 13,866,517
a
Pass-Through Securities
Greenpoint Mortgage Pass-Through Certificates (GMSI)
Series 2003-1 Class A1 –6.72% 10/25/33
(c)
29,166 27,295
79,442,796
a
Total Mortgage-Backed Securities (Cost $631,531,733) 628,253,318

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
Municipal Bonds - 0.0% a
a a
$ Principal
Amount $ Value a
Detroit, MI City School District General Obligation SBLF,
6.65% 5/1/29 (Cost $548,046) 460,000 488,090
U.S. Treasuries - 28.9% a
U.S. Treasury Bonds
3.5% 2/15/39 2,100,000 1,890,246
1.88% 2/15/41 11,500,000 7,873,232
4.38% 5/15/41 5,000,000 4,904,883
1.75% 8/15/41 4,000,000 2,644,297
2% 11/15/41 7,500,000 5,155,371
2.38% 2/15/42 28,000,000 20,391,875
3.25% 5/15/42 15,000,000 12,477,832
4% 11/15/42 75,000,000 69,137,695
3.88% 2/15/43 10,000,000 9,042,188
3.13% 2/15/43 25,000,000 20,251,953
3.88% 5/15/43 11,500,000 10,379,424
2.88% 5/15/43 2,000,000 1,553,750
4.38% 8/15/43 70,500,000 68,071,055
3.63% 8/15/43 17,000,000 14,776,719
4.75% 11/15/43 25,000,000 25,339,844
3.75% 11/15/43 6,000,000 5,304,844
4.5% 2/15/44 50,000,000 49,062,500
3.63% 2/15/44 10,500,000 9,098,086
3.38% 5/15/44 15,500,000 12,917,676
3.13% 8/15/44 27,500,000 21,986,035
3% 11/15/44 24,000,000 18,750,937
2.5% 2/15/45 21,000,000 14,986,289
3% 5/15/45 23,000,000 17,884,297
3% 11/15/45 9,500,000 7,358,789
2.5% 5/15/46 8,400,000 5,906,250
2.25% 8/15/46 2,500,000 1,666,992
3% 2/15/47 1,000,000 766,660
4.13% 8/15/53 13,000,000 12,108,789
U.S. Treasury Notes
2.25% 2/15/27 3,500,000 3,300,254
2.25% 8/15/27 3,000,000 2,803,535
1.13% 2/29/28 6,500,000 5,775,479
1.25% 5/31/28 8,000,000 7,093,750
1.25% 9/30/28 7,000,000 6,152,344
2.38% 10/15/28 13,000,000 13,485,410
1.5% 11/30/28 3,000,000 2,655,352
1.88% 2/28/29 3,500,000 3,134,619
4% 10/31/29 10,000,000 9,832,813
1.75% 11/15/29 3,000,000 2,635,606
1.5% 2/15/30 5,250,000 4,507,207
4% 2/28/30 20,000,000 19,642,188
0.88% 11/15/30 8,000,000 6,472,656
1.13% 2/15/31 4,500,000 3,681,035
1.38% 11/15/31 5,500,000 4,474,980
1.88% 2/15/32 1,000,000 839,609
4.13% 11/15/32 42,000,000 41,301,094
4.5% 11/15/33 10,000,000 10,094,531
a
Total U.S. Treasuries (Cost $637,971,207) 599,570,970
Non-Convertible Preferred Stocks - 0.0% a
a a Shares $ Value
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $2,672,824) 27,800 1,168,990
Cash Equivalents - 0.9% a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16% (Cost
$18,286,610)
(d)
18,286,610 18,286,610
Short-Term Securities Held as Collateral for Securities on Loan - 0.2% a
a Shares $ Value
Goldman Sachs Financial Square Government Fund
Institutional Class –5.22%
(d)
3,764,317 3,764,317
Citibank N.A. DDCA
5.32% 418,258 418,258
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $4,182,575) 4,182,575
Total Investments in Securities (Cost $2,096,843,012) 2,056,792,205
Other Assets Less Other Liabilities -  0.9% 18,126,451
Net Assets - 100% 2,074,918,656
Net Asset Value Per Share - Investor Class 9.56
Net Asset Value Per Share - Institutional Class 9.56
^ This security or a partial position of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $4,096,577.
# This security, in part or entirely, represents a delayed-settlement security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 7 day average yield at June 30, 2024.

Large Cap Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks - 98.9% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 15.9
Visa, Inc. - Class A 170,000 44,619,900
Mastercard, Inc. - Class A 95,000 41,910,200
Global Payments, Inc. 355,000 34,328,500
Fidelity National Information Services, Inc. 272,500 20,535,600
a
Multi-Sector Holdings 4.9
Berkshire Hathaway, Inc. - Class B
(a)
107,500 43,731,000
a
Insurance Brokers 4.1
Aon plc - Class A 122,500 35,963,550
a
Financial Exchanges & Data 3.0
S&P Global, Inc. 60,000 26,760,000
a
27.9 247,848,750
Information Technology
Application Software 9.9
Salesforce, Inc. 95,000 24,424,500
Adobe, Inc.
(a)
40,000 22,221,600
Constellation Software, Inc. Canada
(b)
7,500 21,610,395
Roper Technologies, Inc. 35,000 19,728,100
a
Semiconductor Materials & Equipment 5.3
Analog Devices, Inc. 117,500 26,820,550
Microchip Technology, Inc. 225,000 20,587,500
a
IT Consulting & Other Services 5.1
Accenture plc - Class A
(b)
90,000 27,306,900
Gartner, Inc.
(a)
40,000 17,962,400
a
Systems Software 3.0
Oracle Corp. 187,500 26,475,000
a
23.3 207,136,945
Communication Services
Interactive Media & Services 10.0
Alphabet, Inc. - Class C 245,000 44,937,900
Meta Platforms, Inc. - Class A 87,500 44,119,250
a
Cable & Satellite 4.0
Charter Communications, Inc. - Class A
(a)
117,500 35,127,800
a
14.0 124,184,950
Health Care
Life Sciences Tools & Services 9.4
Danaher Corp. 170,000 42,474,500
Thermo Fisher Scientific, Inc. 75,000 41,475,000
a
Health Care Services 1.7
Labcorp Holdings, Inc. 75,000 15,263,250
a
11.1 99,212,750
a
Industrials
% of Net
Assets Shares $ Value
Research & Consulting Services 3.3
Equifax, Inc. 120,000 29,095,200
a
Industrial Machinery & Supplies &
Components 2.2
IDEX Corp. 100,000 20,120,000
a
Cargo Ground Transportation 2.1
Old Dominion Freight Line, Inc. 105,000 18,543,000
a
Environmental & Facilities Services 2.0
Veralto Corp. 190,000 18,139,300
a
9.6 85,897,500
Consumer Discretionary
Broadline Retail 3.6
Amazon.com, Inc.
(a)
167,500 32,369,375
a
Automotive Retail 3.0
CarMax, Inc.
(a)
360,000 26,402,400
a
6.6 58,771,775
Real Estate
Real Estate Services 3.6
CoStar Group, Inc.
(a)
435,000 32,250,900
Materials
Construction Materials 2.8
Vulcan Materials Co. 100,000 24,868,000
a
Total Common Stocks (Cost $461,253,558) 880,171,570
Cash Equivalents - 1.2% a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16% (Cost
$10,287,794)
(c)
10,287,794 10,287,794
a
Total Investments in Securities (Cost $471,541,352) 890,459,364
Other Liabilities in Excess of Other Assets -  (0.1%) (890,498)
Net Assets - 100% 889,568,866
Net Asset Value Per Share - Investor Class 54.21
Net Asset Value Per Share - Institutional Class 55.77
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Rate presented represents the 7 day average yield at June 30, 2024.

Multi Cap Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks - 96.9% a
Communication Services
% of Net
Assets Shares $ Value
Interactive Media & Services 14.3
Alphabet, Inc. - Class C 235,000 43,103,700
Meta Platforms, Inc. - Class A 70,000 35,295,400
a
Cable & Satellite 7.4
Liberty Media Corp.-Liberty SiriusXM
(a)
765,000 16,950,500
Liberty Broadband Corp.
(a)
Class C 200,000 10,964,000
Class A 100,000 5,460,000
Charter Communications, Inc. - Class A
(a)
25,000 7,474,000
a
Alternative Carriers 2.3
Liberty Global, Ltd. - Class C
(a) (b)
695,000 12,405,750
a
Integrated Telecommunication Services 1.0
LICT Corp.
(a)
394 5,476,600
a
25.0 137,129,950
Financials
Transaction & Payment Processing Services 8.4
Visa, Inc. - Class A 92,500 24,278,475
Mastercard, Inc. - Class A 50,000 22,058,000
a
Multi-Sector Holdings 6.7
Berkshire Hathaway, Inc. - Class B
(a)
90,000 36,612,000
a
Insurance Brokers 3.6
Aon plc - Class A 67,500 19,816,650
a
18.7 102,765,125
Industrials
Aerospace & Defense 5.2
HEICO Corp. - Class A 160,000 28,403,200
a
Industrial Machinery & Supplies &
Components 2.9
IDEX Corp. 80,000 16,096,000
a
Research & Consulting Services 2.4
Equifax, Inc. 55,000 13,335,300
a
Cargo Ground Transportation 2.1
Old Dominion Freight Line, Inc. 65,000 11,479,000
a
Environmental & Facilities Services 1.2
Veralto Corp. 70,000 6,682,900
a
13.8 75,996,400
Information Technology
Application Software 5.1
ACI Worldwide, Inc.
(a)
365,000 14,450,350
Guidewire Software, Inc.
(a)
100,000 13,789,000
a
Semiconductor Materials & Equipment 3.0
Texas Instruments, Inc. 85,000 16,535,050
a
Internet Services & Infrastructure 2.8
VeriSign, Inc.
(a)
85,000 15,113,000
a
Information Technology
% of Net
Assets Shares $ Value
a
IT Consulting & Other Services 2.0
Gartner, Inc.
(a)
24,000 10,777,440
a
12.9 70,664,840
Materials
Construction Materials 6.2
Vulcan Materials Co. 70,000 17,407,600
Martin Marietta Materials, Inc. 31,200 16,904,160
a
Specialty Chemicals 2.9
Perimeter Solutions SA
(a) (b)
2,000,000 15,660,000
a
9.1 49,971,760
Consumer Discretionary
Automotive Retail 3.5
CarMax, Inc.
(a)
260,000 19,068,400
a
Distributors 3.4
LKQ Corp. 450,000 18,715,500
a
6.9 37,783,900
Health Care
Life Sciences Tools & Services 3.4
Danaher Corp. 75,000 18,738,750
a
Health Care Services 3.1
Labcorp Holdings, Inc. 82,000 16,687,820
a
6.5 35,426,570
Real Estate
Real Estate Services 4.0
CoStar Group, Inc.
(a)
300,000 22,242,000
a
Total Common Stocks (Cost $245,641,555) 531,980,545
Warrants - 0.0% a
Perimeter Solutions SA Expires 11/8/24 (Cost $5,000)
(a) (b) (c)
500,000 0
Cash Equivalents - 3.2% a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16%
(d)
10,409,402 10,409,402
U.S. Treasury Bills, 5.30% to 5.32%, 7/16/24
to 9/3/24
(e)
7,000,000 6,949,083
a
Total Cash Equivalents (Cost $17,358,556) 17,358,485
Total Investments in Securities (Cost $263,005,111) 549,339,030

a
a
$ Principal
Amount $ Value a
a
Other Liabilities in Excess of Other Assets -  (0.1%) (383,511)
Net Assets - 100% 548,955,519
Net Asset Value Per Share - Investor Class 31.59
Net Asset Value Per Share - Institutional Class 32.54
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) This security is classified as Level 3 within the fair value hierarchy.
(d) Rate presented represents the 7 day average yield at June 30, 2024.
(e) Interest rates presented represent the effective yield at June 30, 2024.

Nebraska Tax Free Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Municipal Bonds - 96.2% a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
California 0.9
San Diego County Regional Airport Authority Revenue
Series B 5% 7/1/25 200,000 202,341
a
Florida 0.9
State of Florida General Obligation 4% 6/1/36 200,000 200,432
a
Nebraska 89.3
Ashland-Greenwood Public Schools General Obligation
3% 12/15/42 100,000 82,081
Cass County School District No. 22 General Obligation
    2.05% 12/15/25 375,000 363,858
    2.2% 12/15/26 250,000 239,023
City of Bellevue NE General Obligation Series A 3%
9/15/32 500,000 472,095
City of Blair NE General Obligation 5% 6/15/34 360,000 381,573
City of Blair NE Water System Revenue
    2.65% 12/15/24 100,000 99,091
    2.85% 12/15/25 100,000 97,713
    3% 12/15/26 100,000 96,462
    3.1% 12/15/27 100,000 95,250
    3.2% 12/15/28 100,000 94,485
City of Columbus NE Combined Utilities System Revenue
    4% 6/15/33 200,000 203,932
AGC,
    4% 12/15/26 100,000 101,794
    4% 12/15/27 100,000 101,544
City of Columbus NE General Obligation
    3% 12/15/29 150,000 144,362
    3% 12/15/30 150,000 142,702
City of Grand Island NE Combined Utility System Revenue
Series A AGC,
    4% 8/15/35 205,000 209,575
    4% 8/15/36 125,000 127,217
City of Grand Island NE General Obligation
    3% 11/15/27 150,000 147,091
    3% 11/15/30 150,000 143,294
City of Gretna NE Certificates of Participation 4% 12/15/25 500,000 500,738
City of Kearney NE General Obligation 4% 5/15/34 220,000 220,273
City of Lincoln NE Electric System Revenue 3% 9/1/28 30,000 29,100
City of Norfolk NE General Obligation 3.38% 5/15/34 500,000 485,737
City of Omaha NE General Obligation
Series A
    3% 4/15/35 100,000 91,654
Series A Class A –
    3% 4/15/34 100,000 92,392
City of Omaha NE Riverfront Redevelopment Special Tax
Revenue Series A 4% 1/15/33 260,000 266,160
City of Omaha NE Sewer Revenue
    5% 4/1/26 250,000 257,189
    4% 4/1/31 350,000 351,794
Series A
    4% 4/1/34 100,000 102,741
County of Saline NE Revenue 3% 2/15/31 200,000 188,093
County of Sarpy NE Certificates of Participation 1.75%
6/15/26 500,000 477,349
County of Seward NE General Obligation 3% 12/15/30 605,000 577,487
Cozad City School District General Obligation 4% 6/15/26 250,000 252,449
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
Dawson County Public Power District Revenue
Series A
    2% 6/15/26 170,000 162,347
    2.1% 6/15/27 105,000 98,482
Series B
    2.5% 6/15/28 135,000 126,250
    3% 6/15/29 245,000 233,684
    3% 6/15/30 355,000 334,111
Dodge County School District No. 595 General Obligation
1.9% 6/15/32 200,000 170,099
Douglas County Hospital Authority No. 2 Revenue
    5% 5/15/26 500,000 500,105
    5% 5/15/30 140,000 144,123
    4% 5/15/32 700,000 703,690
Douglas County Hospital Authority No. 3 Revenue 5%
11/1/26 250,000 253,666
Douglas County School District No. 59 NE General
Obligation 3% 12/15/32 100,000 92,348
Lincoln Airport Authority Revenue 5% 7/1/27 150,000 154,821
Madison County Hospital Authority No. 1 Revenue 5%
7/1/35 140,000 140,669
Metropolitan Utilities District of Omaha Gas System
Revenue 4% 12/1/27 450,000 451,335
Municipal Energy Agency of Nebraska Revenue
    5% 4/1/27 350,000 362,538
    5% 4/1/28 225,000 233,061
Nebraska Cooperative Republican Platte Enhancement
Project Revenue Series A 2% 12/15/29 250,000 222,143
Nebraska Educational Health Cultural & Social Services
Finance Authority Revenue 4% 1/1/34 110,000 110,808
Nebraska Investment Finance Authority Revenue
    4.45% 9/1/43 180,000 181,133
Series A GNMA,
    2.05% 9/1/24 120,000 119,542
Series B
    1.35% 9/1/26 200,000 185,306
Series C GNMA,
    2% 9/1/35 325,000 260,530
Nebraska Public Power District Revenue Series C 5%
1/1/32 65,000 66,218
Nebraska State College Facilities Corp. Revenue AGC,
4% 7/15/28 250,000 253,808
Omaha Public Facilities Corp. Revenue
    4% 6/1/28 85,000 86,028
Series A
    4% 6/1/31 155,000 159,486
Series C
    4% 4/1/33 340,000 347,954
    4% 4/1/39 500,000 494,040
Omaha Public Power District Revenue
Series A
    2.85% 2/1/27 500,000 487,104
Series C
    5% 2/1/39 150,000 151,213
Omaha School District General Obligation
    5% 12/15/28 130,000 130,910
    5% 12/15/29 350,000 363,416
    5% 12/15/31 135,000 139,917
Papillion Municipal Facilities Corp. Revenue
    2% 12/15/32 100,000 85,306
    2% 12/15/34 200,000 165,565

a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
Papillion-La Vista School District No. 27 General
Obligation
Series A
    2.05% 12/1/24 150,000 148,452
    2.2% 12/1/25 150,000 146,108
    2.3% 12/1/26 275,000 266,729
Series B
    4% 12/1/35 400,000 413,720
Public Power Generation Agency Revenue
    5% 1/1/28 500,000 503,090
    5% 1/1/32 140,000 143,486
State of Nebraska Certificates of Participation
    3% 2/1/26 60,000 59,385
Series A
    2% 4/1/26 150,000 144,594
University of Nebraska Facilities Corp. (The) Revenue 5%
7/15/29 380,000 391,476
University of Nebraska Revenue
PRE-REFUNDED/ESCROWED TO MATURITY,
    3% 7/1/25 100,000 99,711
    2.5% 7/1/26 210,000 207,088
    3% 7/1/27 100,000 99,625
    5% 5/15/30 100,000 105,974
Upper Republican Natural Resource District Revenue
AGC,
    4% 12/15/25 245,000 245,124
    4% 12/15/27 395,000 395,220
Village of Boys Town NE Revenue
    3% 9/1/28 700,000 684,453
    3% 7/1/35 325,000 298,489
Winside Public Schools General Obligation 2% 6/15/31 350,000 299,264
a
20,060,042
a
New Mexico 1.6
New Mexico Finance Authority Revenue Series C 4%
6/1/34 365,000 366,354
a
Texas 1.6
City of Austin Tx Airport System Revenue Series B 5%
11/15/26 250,000 256,810
City of Austin Tx Electric Utility Revenue Series A 5%
11/15/35 100,000 110,003
a
366,813
a
Utah 0.5
City of Salt Lake City UT Public Utilities Revenue 5%
2/1/35 100,000 108,170
a
Washington 1.4
Pierce County School District No. 10 Tacoma General
Obligation Series B AMBAC, 4% 12/1/35 100,000 103,014
Port of Seattle WA Revenue Series C 5% 5/1/26 200,000 204,444
a
307,458
a
Total Municipal Bonds (Cost $22,702,652) 21,611,610
Cash Equivalents - 3.2% a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16% (Cost
$715,447)
(a)
715,447 715,447
a
Total Investments in Securities (Cost $23,418,099) 22,327,057
Other Assets Less Other Liabilities -  0.6% 140,389
Net Assets - 100% 22,467,446
Net Asset Value Per Share - Investor Class 9.51
(a) Rate presented represents the 7 day average yield at June 30, 2024.

Partners III Opportunity Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks - 94.0% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 15.9
Mastercard, Inc. - Class A 45,000 19,852,200
Visa, Inc. - Class A 75,000 19,685,250
Global Payments, Inc. 170,000 16,439,000
Fidelity National Information Services, Inc. 120,000 9,043,200
a
Multi-Sector Holdings 10.8
Berkshire Hathaway, Inc. - Class B
(a)(b)
108,000 43,934,400
a
Insurance Brokers 3.6
Aon plc - Class A 50,000 14,679,000
a
30.3 123,633,050
Communication Services
Interactive Media & Services 9.3
Alphabet, Inc. - Class C 125,000 22,927,500
Meta Platforms, Inc. - Class A 30,000 15,126,600
a
Cable & Satellite 8.3
Liberty Broadband Corp.
(a)
Class C 325,000 17,816,500
Class A 40,000 2,184,000
Liberty Media Corp.-Liberty SiriusXM
(a)
620,000 13,738,000
a
Alternative Carriers 3.0
Liberty Global, Ltd. - Class C
(a) (c)
680,000 12,138,000
a
Movies & Entertainment 0.7
Liberty Media Corp.-Liberty Live
(a)
75,000 2,870,250
a
21.3 86,800,850
Health Care
Life Sciences Tools & Services 10.3
Thermo Fisher Scientific, Inc. 40,000 22,120,000
Danaher Corp. 80,000 19,988,000
a
Health Care Services 3.3
Labcorp Holdings, Inc. 65,000 13,228,150
a
13.6 55,336,150
Information Technology
Application Software 5.3
Roper Technologies, Inc. 25,000 14,091,500
CoreCard Corp.
† (a)
515,000 7,513,850
a
Semiconductor Materials & Equipment 3.3
Texas Instruments, Inc. 70,000 13,617,100
a
Systems Software 3.3
Microsoft Corp. 30,000 13,408,500
a
11.9 48,630,950
Consumer Discretionary
Automotive Retail 4.3
CarMax, Inc.
(a)
240,000 17,601,600
a
Consumer Discretionary
% of Net
Assets Shares $ Value
a
Broadline Retail 4.3
Amazon.com, Inc.
(a)(b)
90,000 17,392,500
a
8.6 34,994,100
Materials
Specialty Chemicals 3.0
Perimeter Solutions SA
(a) (c)
1,550,000 12,136,500
Industrials
Industrial Machinery & Supplies &
Components 2.0
IDEX Corp. 40,000 8,048,000
a
Cargo Ground Transportation 0.8
Old Dominion Freight Line, Inc. 20,000 3,532,000
a
2.8 11,580,000
Real Estate
Real Estate Services 2.5
CoStar Group, Inc.
(a)
140,000 10,379,600
a
Total Common Stocks (Cost $210,280,928) 383,491,200
Non-Convertible Preferred Stocks - 0.8% a
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $6,109,977)^ 80,000 3,364,000
Warrants - 0.0% a
Perimeter Solutions SA Expires 11/8/24 (Cost $15,000)
(a)
(c) (d)
1,500,000 0
Cash Equivalents - 5.3% a
a
$ Principal
Amount $ Value a
a a a a
U.S. Treasury Bills, 5.31% to 5.32%, 8/8/24
to 9/3/24
(e)
15,000,000 14,879,286
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16%
(f)
6,591,466 6,591,466
Northern U.S. Government Select Money
Market Fund 5.03%
(f)
23,178 23,178
a
Total Cash Equivalents (Cost $21,493,969) 21,493,930
Short-Term Securities Held as Collateral for Securities on Loan - 0.6% a
a
a a a a
Goldman Sachs Financial Square Government Fund
Institutional Class – 5.22%
(f)
2,335,500 2,335,500

a
a a
$ Principal
Amount $ Value a
a a a a
Citibank N.A. DDCA
5.32% 259,500 259,500
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $2,595,000) 2,595,000
Total Investments in Securities (Cost $240,494,874) 410,944,130
Due from Broker - 5.3% 21,452,000
Securities Sold Short - (5.3)% (21,391,200)
Options Written - (0.1)% (147,800)
Other Assets Less Other Liabilities -  (0.6%) (2,909,310)
Net Assets - 100% 407,947,820
Net Asset Value Per Share - Investor Class 11.61
Net Asset Value Per Share - Institutional Class 12.79
Securities Sold Short - (5.3)%
Shares $ Value
a
Live Nation Entertainment, Inc. 25,000 (2,343,500)
SPDR S&P 500 ETF Trust 35,000 (19,047,700)
Total Securities Sold Short (proceeds $9,524,530) (21,391,200)
Options Written- (0.1)%
$ Notional
Shares
subject to
option $ Value
Covered Call Options
CarMax, Inc. July 2024 / $70 1,400,000 20,000 (79,800)
Global Payments, Inc. August 2024 / $100 2,000,000 20,000 (68,000)
Total Options Written (premiums received $227,073) (147,800)
† Non-controlled affiliate.
^ This security or a partial position of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $2,533,800.
(a) Non-income producing.
(b) Fully or partially pledged as collateral on securities sold short and outstanding written options.
(c) Foreign domiciled entity.
(d) This security is classified as Level 3 within the fair value hierarchy.
(e) Interest rates presented represent the effective yield at June 30, 2024.
(f) Rate presented represents the 7 day average yield at June 30, 2024.

Short Duration Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Corporate Bonds - 9.1% a
a a
$ Principal
Amount $ Value a
a
Abercrombie & Fitch Management Co.
8.75% 7/15/25
(a)
5,525,000 5,532,370
Agree, LP
2% 6/15/28 2,239,000 1,978,913
American Airlines Group, Inc.
3.75% 3/1/25
(a)
750,000 738,783
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
1,383,333 1,372,316
Ares Capital Corp.
7% 1/15/27 1,000,000 1,017,124
Ashtead Capital, Inc.
1.5% 8/12/26
(a)
4,800,000 4,377,792
4.38% 8/15/27
(a)
3,000,000 2,890,775
Bath & Body Works, Inc.
9.38% 7/1/25
(a)
1,000,000 1,035,204
6.69% 1/15/27 945,000 958,754
Blackstone Secured Lending Fund
5.88% 11/15/27 250,000 248,287
Boardwalk Pipelines LP
4.95% 12/15/24 2,580,000 2,570,506
Boeing Co.
6.26% 5/1/27
(a)
2,500,000 2,517,843
Brunswick Corp.
0.85% 8/18/24 500,000 496,429
Cantor Fitzgerald LP
4.5% 4/14/27
(a)
1,500,000 1,446,467
Carlisle Cos., Inc.
3.5% 12/1/24 500,000 495,160
Cinemark USA, Inc.
5.88% 3/15/26
(a)
2,199,000 2,177,223
Concentrix Corp.
6.65% 8/2/26 2,910,000 2,941,027
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a) (b)
1,498,500 1,480,634
Devon Energy Corp.
5.25% 10/15/27 390,000 389,019
Energy Transfer LP
5.63% 5/1/27
(a)
610,000 607,654
EPR Properties
4.75% 12/15/26 4,869,000 4,707,132
4.5% 6/1/27 1,000,000 956,989
Expedia Group, Inc.
6.25% 5/1/25
(a)
1,672,000 1,674,930
FS KKR Capital Corp.
1.65% 10/12/24 6,000,000 5,923,918
Gartner, Inc.
4.5% 7/1/28
(a)
1,200,000 1,157,587
Hercules Capital, Inc.
2.63% 9/16/26 1,500,000 1,375,423
Highwoods Realty LP
3.88% 3/1/27 750,000 711,500
JPMorgan Chase & Co.
0.77% 8/9/25 Floating Rate (SOFR + 49) 1,000,000 994,561
Kite Realty Group Trust
4% 3/15/25 2,083,000 2,052,152
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(a)
1,372,200 1,376,030
MPLX LP
4.88% 6/1/25 1,961,000 1,944,245
a
a a
$ Principal
Amount $ Value a
a
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35% 3/30/29
(a)
6,000,000 5,999,119
Retail Opportunity Investments Partnership LP
6.75% 10/15/28 3,500,000 3,624,557
Starwood Property Trust, Inc.
4.75% 3/15/25 1,765,000 1,744,348
Synchrony Bank
5.4% 8/22/25 1,000,000 992,804
U.S. Bancorp
2.4% 7/30/24 500,000 498,624
VICI Properties LP/VICI Note Co., Inc.
3.5% 2/15/25
(a)
6,323,000 6,242,628
4.63% 6/15/25
(a)
3,100,000 3,062,061
Vontier Corp.
1.8% 4/1/26 1,004,000 939,792
a
Total Corporate Bonds (Cost $81,528,819) 81,250,680
Corporate Convertible Bonds - 1.0% a
a
Redwood Trust, Inc.
5.63% 7/15/24 6,300,000 6,302,734
5.75% 10/1/25 3,000,000 2,925,122
a
Total Corporate Convertible Bonds (Cost $9,299,619) 9,227,856
Asset-Backed Securities - 38.8% a
a
Automobile
ACM Auto Trust (ACM)
Series 2023-1A Class B –7.26% 1/22/30
(a)
223,344 223,516
Series 2023-2A Class A –7.97% 6/20/30
(a)
2,513,407 2,526,919
Series 2023-2A Class B –9.85% 6/20/30
(a)
3,000,000 3,025,569
Series 2024-1A Class A –7.71% 1/21/31
(a)
684,408 687,092
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D –2.13% 3/18/26 1,320,000 1,304,287
Series 2020-3 Class D –1.49% 9/18/26 3,000,000 2,913,974
ARI Fleet Lease Trust (ARIFL)
Series 2022-A Class A2 –3.12% 1/15/31
(a)
190,117 189,401
Series 2023-B Class A2 –6.05% 7/15/32
(a)
2,850,000 2,861,597
Series 2024-A Class A2 –5.3% 11/15/32
(a)
1,165,000 1,161,216
Series 2024-B Class A2 –5.54% 4/15/33
(a)
1,530,000 1,531,816
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2021-1A Class A –1.19% 1/15/27
(a)
18,872 18,794
Series 2022-1A Class A –3.93% 5/15/28
(a)
1,480,534 1,462,016
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class A –6.63% 7/15/26
(a)
433,358 433,618
Bayview Opportunity Master Fund VII Trust (BVCLN)
Series 2024-CAR1 Class A –6.44% 12/26/31 Floating
Rate (SOFR30A + 110)
(a) (c)
2,691,448 2,701,239
Series 2024-CAR1 Class B –6.64% 12/26/31 Floating
Rate (SOFR30A + 130)
(a) (c)
1,570,011 1,575,455
Series 2024-CAR1F Class A –6.97% 7/29/32
(a)
2,019,849 2,015,557
BOF URSA VI Funding Trust I (BOF)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(a)
311,426 310,034
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(a)
723,581 721,108
BOF VII AL Funding Trust I (BOF)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(a)
3,221,060 3,239,425

a
a a
$ Principal
Amount $ Value a
a
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
1,261,178 1,246,683
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 –0.47% 4/15/33
(a)
344,805 340,541
Series 2023-1A Class A1 –5.65% 5/15/35
(a)
1,777,686 1,777,648
Series 2023-2A Class A1 –6.16% 10/15/35
(a)
1,116,210 1,123,260
Series S2-1A Class A1 –5.52% 5/15/36
(a)
2,795,322 2,795,565
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(a)
556,172 555,353
Series 2023-2 Class A2 –5.56% 4/22/30
(a)
3,720,472 3,721,878
Series 2023-3 Class A2 –6.4% 3/20/30
(a)
3,100,000 3,136,310
Series 2024-1 Class A2 –5.23% 3/20/30
(a)
1,820,000 1,815,497
Series 2024-2 Class A3 –5.61% 4/20/28
(a)
2,700,000 2,724,036
Exeter Automobile Receivables Trust (EART)
Series 2020-1A Class D –2.73% 12/15/25
(a)
410,143 407,657
Series 2020-3A Class D –1.73% 7/15/26 171,140 170,581
Series 2021-1A Class D –1.08% 11/16/26 854,810 837,511
First Help Financial Trust (FHF)
Series 2022-1A Class A –4.43% 1/18/28
(a)
1,556,028 1,541,013
Series 2022-2A Class A –6.14% 12/15/27
(a)
389,565 389,779
Series 2023-1A Class A2 –6.57% 6/15/28
(a)
1,320,775 1,329,380
Series 2023-2A Class A2 –6.79% 10/15/29
(a)
1,496,303 1,512,587
Series 2024-2A Class A2 –5.89% 6/15/30
(a)
3,000,000 3,007,589
First Investors Auto Owner Trust (FIAOT)
Series 2022-1A Class A –2.03% 1/15/27
(a)
445,510 439,569
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2023-1 Class A2 –5.43% 10/15/26
(a)
715,213 714,773
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2021-1 Class A2 –0.88% 9/25/28
(a)
101,011 100,587
Series 2021-2 Class A4 –0.89% 12/26/28
(a)
277,179 274,114
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A –1.3% 8/17/26
(a)
254,613 253,838
Series 2022-1A Class A –5.21% 6/15/27
(a)
1,721,928 1,716,501
Series 2023-1A Class A2 –5.68% 10/15/26
(a)
1,053,243 1,053,106
Series 2023-1A Class B –5.59% 8/16/27
(a)
2,500,000 2,494,872
Series 2023-2A Class A2 –5.93% 6/15/27
(a)
1,013,987 1,015,081
Series 2023-4A Class A3 –6.1% 12/15/27
(a)
3,625,000 3,641,999
Lendbuzz Securitization Trust (LBZZ)
Series 2023-1A Class A2 –6.92% 8/15/28
(a)
4,544,021 4,581,724
Series 2023-3A Class A2 –7.5% 12/15/28
(a)
6,885,270 6,977,928
Series 2024-1A Class A2 –6.19% 8/15/29
(a)
2,500,000 2,506,720
Series 2024-2A Class A2 –5.99% 5/15/29
(a)
5,875,000 5,886,860
Lobel Automobile Receivables Trust (LOBEL)
Series 2023-2 Class A –7.59% 4/16/29
(a)
646,060 650,395
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(a)
8,323,748 8,400,138
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(a)
1,373,858 1,331,968
Series 2022-1A Class C –1.42% 7/14/28
(a)
4,100,000 3,810,843
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class B –6.55% 7/17/28
(a)
3,000,000 3,008,947
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(a)
4,126,857 4,150,694
Series 2023-4A Class A –7.54% 3/25/32
(a)
4,530,744 4,575,920
SAFCO Auto Receivables Trust (SAFCO)
Series 2024-1A Class A –6.51% 3/20/28
(a)
3,419,183 3,421,217
Santander Bank NA (SBCLN)
Series 2021-1A Class B –1.83% 12/15/31
(a)
316,174 313,546
Santander Drive Auto Receivables Trust (SDART)
Series 2020-2 Class D –2.22% 9/15/26 365,329 364,753
a
a a
$ Principal
Amount $ Value a
a
SFS Auto Receivables Securitization Trust (SFS)
Series 2023-1A Class A2A –5.89% 3/22/27
(a)
1,023,945 1,025,026
Tricolor Auto Securitization Trust (TCAST)
Series 2023-1A Class A –6.48% 8/17/26
(a)
457,564 457,737
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class A –6.17% 8/10/26
(a)
2,279,626 2,280,688
Series 2024-1 Class B –6.57% 6/10/27
(a)
6,000,000 6,012,068
Westlake Automobile Receivables Trust (WLAKE)
Series 2020-3A Class D –1.65% 2/17/26
(a)
566,686 563,585
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(a)
6,600,000 6,654,259
Series 2024-1A Class A1 –5.49% 2/18/39
(a)
4,500,000 4,503,203
a
140,518,160
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO I LLC (ABPCI)
Series 2016-1A Class A1A2 –7.29% 7/20/33 Floating
Rate (TSFR3M + 196)
(a) (b) (c)
2,000,000 2,005,476
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class A –7.54% 1/20/32 Floating Rate
(TSFR3M + 221)
(a) (b) (c)
6,376,584 6,401,376
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 –7.09% 10/20/33 Floating Rate
(TSFR3M + 176)
(a) (c)
6,000,000 6,012,052
AUF Funding LLC (AUF)
Series 2022-1A Class B1 –9.07% 1/20/31 Floating Rate
(TSFR3M + 375)
(a) (c)
2,500,000 2,512,674
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –7.19% 6/15/34 Floating Rate
(TSFR3M + 185)
(a) (b) (c)
2,000,000 2,001,823
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A –7.29% 4/20/33 Floating Rate
(TSFR3M + 196)
(a) (b) (c)
5,500,000 5,515,060
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A1R –8.13% 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
1,251,438 1,255,019
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class A –7.44% 10/15/31 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
1,160,837 1,161,896
Series 2021-2A Class A –7.21% 4/22/33 Floating Rate
(TSFR3M + 188)
(a) (b) (c)
3,000,000 3,007,860
Cerberus Loan Funding XLII LLC (CERB)
Series 2023-4A Class A –7.75% 10/15/35 Floating Rate
(TSFR3M + 243)
(a) (c)
3,000,000 3,000,000
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –7.08% 10/24/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
2,750,000 2,755,645
CIFC-LBC Middle Market CLO (CLBC)
Series 2023-1A Class A1 –7.92% 10/20/35 Floating Rate
(TSFR3M + 260)
(a) (c)
5,000,000 5,039,855
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 –7.19% 1/15/34 Floating Rate
(TSFR3M + 186)
(a) (b) (c)
4,000,000 4,002,230
Series 2023-1A Class A1 –8.13% 4/15/35 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
3,000,000 3,038,317
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –7.14% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,503,932
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 –7.14% 4/25/33 Floating Rate
(TSFR3M + 181)
(a) (b) (c)
3,500,000 3,509,888

Short Duration Income Fund
(Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Golub Capital Partners CLO 31M Ltd. (GOCAP)
Series 2016-31A Class CR –8.5% 8/5/30 Floating Rate
(TSFR3M + 316)
(a) (b) (c)
1,000,000 1,001,734
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 –7.13% 8/5/33 Floating Rate
(TSFR3M + 179)
(a) (b) (c)
4,500,000 4,509,684
Series 2021-54A Class B –7.45% 8/5/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
2,500,000 2,499,148
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR –6.95% 4/23/34 Floating Rate
(TSFR3M + 162)
(a) (b) (c)
3,500,000 3,496,690
KKR Lending Partners III CLO LLC (KKRLP)
Series 2021-1A Class B –7.49% 10/20/30 Floating Rate
(TSFR3M + 216)
(a) (c)
2,000,000 2,004,627
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class A1R –7.28% 7/15/33 Floating
Rate (TSFR3M + 195)
(a) (b) (c)
5,000,000 5,006,750
Monroe Capital Funding CLO X Ltd. (MCF)
Series 2023-1A Class A –7.73% 4/15/35 Floating Rate
(TSFR3M + 240)
(a) (b) (c)
3,000,000 3,030,942
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –7.11% 9/14/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
7,500,000 7,500,918
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class A –8.05% 4/5/37 Floating Rate
(TSFR3M + 275)
(a) (b) (c) #
5,000,000 4,993,322
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT –7.83% 11/20/34 Floating Rate
(TSFR3M + 250)
(a) (c)
2,000,000 2,011,758
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class A1 –7.27% 4/17/36 Floating
Rate (TSFR3M + 195)
(a) (c)
5,000,000 5,036,796
Twin Brook CLO (TWBRK)
Series 2021-1A Class A –7.12% 1/20/34 Floating Rate
(TSFR3M + 179)
(a) (c)
1,200,000 1,200,457
Series 2023-1A Class B –8.52% 4/20/35 Floating Rate
(TSFR3M + 320)
(a) (c)
3,000,000 3,015,990
a
98,031,919
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2022-Z1 Class A –4.55% 6/15/27
(a)
579,331 575,913
Series 2023-X1 Class A –7.11% 11/15/28
(a)
498,804 500,454
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(a)
287,423 275,223
Series 2022-B Class B –4.84% 6/18/35
(a)
1,368,220 1,354,954
Series 2022-C Class A –5.32% 10/17/35
(a)
457,461 456,697
Series 2023-A Class A –5.55% 4/17/36
(a)
2,581,602 2,567,558
Series 2023-B Class A –6.92% 12/17/36
(a)
1,433,389 1,465,320
Series 2024-1A Class A –5.81% 4/17/35
(a)
1,832,550 1,840,224
Foundation Finance Trust (FFIN)
Series 2019-1A Class A –3.86% 11/15/34
(a)
5,627 5,620
Series 2021-2A Class A –2.19% 1/15/42
(a)
1,127,299 1,035,447
Series 2023-1A Class A –5.67% 12/15/43
(a)
1,430,962 1,419,270
Series 2023-2A Class A –6.53% 6/15/49
(a)
3,442,507 3,492,394
Series 2024-1A Class A –5.5% 12/15/49
(a)
3,132,318 3,131,471
FREED ABS Trust (FREED)
Series 2022-4FP Class B –7.58% 12/18/29
(a)
7,366 7,371
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class A –2.74% 2/25/39
(a)
132,210 126,245
a
a a
$ Principal
Amount $ Value a
a
Lendingpoint Asset Securitization Trust (LPST)
Series 2022-B Class A –4.77% 10/15/29
(a)
149,850 148,984
Series 2022-C Class A –6.56% 2/15/30
(a)
665,084 665,156
LP LMS Asset Securitization Trust (LPMS)
Series 2023-1A Class A –8.18% 10/17/33
(a)
568,540 569,909
Marlette Funding Trust (MFT)
Series 2022-3A Class A –5.18% 11/15/32
(a)
10,788 10,783
Series 2023-1A Class A –6.07% 4/15/33
(a)
524,353 524,355
Series 2023-3A Class A –6.49% 9/15/33
(a)
1,205,462 1,206,583
Octane Receivables Trust (OCTL)
Series 2021-1A Class A5 –0.93% 3/22/27
(a)
64,613 64,295
Series 2021-2A Class A –1.21% 9/20/28
(a)
416,961 409,312
Series 2022-1A Class A2 –4.18% 3/20/28
(a)
1,202,631 1,193,592
Series 2022-2A Class A –5.11% 2/22/28
(a)
665,150 662,339
Series 2023-1A Class A –5.87% 5/21/29
(a)
626,194 626,659
Series 2023-2A Class A2 –5.88% 6/20/31
(a)
3,499,517 3,501,483
Series 2024-2A Class A2 –5.8% 7/20/32
(a)
6,410,000 6,419,337
Pagaya AI Debt Selection Trust (PAID)
Series 2021-HG1 Class A –1.22% 1/16/29
(a)
577,451 567,884
Series 2023-7 Class A –7.23% 7/15/31
(a)
516,682 517,968
Pagaya AI Debt Trust (PAID)
Series 2022-2 Class A –4.97% 1/15/30
(a)
180,228 179,791
Series 2022-3 Class A –6.06% 3/15/30
(a)
669,330 669,123
Series 2022-5 Class A –8.1% 6/17/30
(a)
834,498 843,269
Series 2023-1 Class A –7.56% 7/15/30
(a)
608,653 611,005
Series 2023-3 Class A –7.6% 12/16/30
(a)
1,057,167 1,062,611
Series 2023-5 Class A –7.18% 4/15/31
(a)
1,883,484 1,887,884
Series 2024-1 Class A –6.66% 7/15/31
(a)
578,511 581,269
Series 2024-3 Class B –6.57% 10/15/31
(a)
5,400,000 5,415,295
Prosper Marketplace Issuance Trust (PMIT)
Series 2023-1A Class A –7.06% 7/16/29
(a)
360,288 361,710
Reach ABS Trust (REACH)
Series 2024-1A Class A –6.3% 2/18/31
(a)
1,407,369 1,411,255
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2019-2A Class A –2.59% 5/20/36
(a)
185,077 184,750
Series 2019-2A Class B –2.82% 5/20/36
(a)
23,135 23,090
Series 2020-2A Class A –1.33% 7/20/37
(a)
312,727 302,277
SoFi Consumer Loan Program Trust (SOFI)
Series 2023-1S Class A –5.81% 5/15/31
(a)
54,867 54,860
Theorem Funding Trust (THRM)
Series 2022-3A Class A –7.6% 4/15/29
(a)
1,162,724 1,172,146
Upstart Securitization Trust (UPST)
Series 2023-1 Class A –6.59% 2/20/33
(a)
266,136 266,389
Series 2023-2 Class A –6.77% 6/20/33
(a)
1,969,335 1,974,783
a
52,344,307
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class B –1.38% 2/22/27
(a)
839,702 834,076
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(a)
1,179,108 1,176,616
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(a)
2,846,110 2,864,250
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(a)
1,780,000 1,776,358
Auxilior Term Funding LLC (XCAP)
Series 2023-1A Class A2 –6.18% 12/15/28
(a)
4,000,000 4,019,439
Series 2024-1A Class A3 –5.49% 7/15/31
(a)
3,500,000 3,495,330
Crossroads Asset Trust (XROAD)
Series 2024-A Class A2 –5.9% 8/20/30
(a)
1,500,000 1,499,566

a
a a
$ Principal
Amount $ Value a
a
Dell Equipment Finance Trust (DEFT)
Series 2023-2 Class A2 –5.84% 1/22/29
(a)
1,200,526 1,201,163
Series 2023-3 Class A2 –6.1% 4/23/29
(a)
1,502,135 1,504,706
Series 2023-3 Class A3 –5.93% 4/23/29
(a)
3,500,000 3,527,553
Series 2024-1 Class A3 –5.39% 3/22/30
(a)
1,830,000 1,835,629
Dext ABS LLC (DEXT)
Series 2021-1 Class A –1.12% 2/15/28
(a)
301,640 299,445
Series 2023-2 Class A2 –6.56% 5/15/34
(a)
4,706,387 4,722,150
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(a)
1,140,000 1,132,904
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A2 –6.51% 5/20/30
(a)
4,032,941 4,055,371
Series 2023-1A Class A3 –6.46% 9/20/32
(a)
1,400,000 1,428,737
HPEFS Equipment Trust (HPEFS)
Series 2023-1A Class A2 –5.43% 8/20/25
(a)
1,419,558 1,418,552
Series 2024-2A Class A3 –5.36% 10/20/31
(a)
1,125,000 1,124,382
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(a)
2,060,000 2,058,036
MMAF Equipment Finance LLC (MMAF)
Series 2022-B Class A3 –5.61% 7/10/28
(a)
3,721,679 3,719,350
Series 2023-A Class A2 –5.79% 11/13/26
(a)
1,923,618 1,925,275
Pawnee Equipment Receivables Series LLC (PWNE)
Series 2021-1 Class A2 –1.1% 7/15/27
(a)
541,121 535,811
SCF Equipment Leasing LLC (SCFET)
Series 2022-2A Class A2 –6.24% 7/20/28
(a)
281,856 282,045
Series 2022-2A Class A3 –6.5% 10/21/30
(a)
2,750,000 2,771,692
Series 2023-1A Class A3 –6.17% 5/20/32
(a)
3,500,000 3,585,099
a
52,793,535
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 3,000,000 3,039,755
a
Total Asset-Backed Securities (Cost $345,613,363) 346,727,676
Commercial Mortgage-Backed Securities - 6.4% a
a
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –8.2% 8/17/41 Floating
Rate (TSFR1M + 287)
(a) (b)
5,000,000 5,027,098
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –6.52% 11/17/38 Floating
Rate (TSFR1M + 119)
(a) (b)
2,103,076 2,083,147
Areit, Ltd. (AREIT)
Series 2024-CRE9 Class AS –7.57% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 4,995,765
BRSP Ltd. (BRSP)
Series 2021-FL1 Class A –6.6% 8/19/38 Floating Rate
(TSFR1M + 126)
(a) (b)
1,811,792 1,792,587
CLNC Ltd. (CLNC)
Series 2019-FL1 Class AS –7% 8/20/35 Floating Rate
(TSFR1M + 166)
(a) (b)
4,674,004 4,637,455
FS Rialto Issuer LLC (FSRI)
Series 2022-FL5 Class A –7.64% 6/19/37 Floating Rate
(TSFR1M + 230)
(a)
4,500,000 4,509,775
Series 2022-FL7 Class A –8.23% 10/19/39 Floating
Rate (TSFR1M + 290)
(a)
1,500,000 1,511,064
a
a a
$ Principal
Amount $ Value a
a
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –6.7% 7/16/35 Floating Rate
(TSFR1M + 136)
(a) (b)
2,601,173 2,555,652
HERA Commercial Mortgage Ltd. (HCM)
Series 2021-FL1 Class A –6.5% 2/18/38 Floating Rate
(TSFR1M + 116)
(a) (b)
3,253,512 3,217,925
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –6.49% 6/16/36 Floating Rate
(TSFR1M + 116)
(a) (b)
957,855 952,789
Series 2021-FL1 Class AS –6.84% 6/16/36 Floating Rate
(TSFR1M + 151)
(a) (b)
4,000,000 3,935,261
Series 2021-FL2 Class A4 –6.44% 9/17/36 Floating Rate
(TSFR1M + 111)
(a) (b)
1,482,106 1,470,747
HIG RCP Trust (HIG)
Series 2023-FL1 Class A –7.6% 9/19/38 Floating Rate
(TSFR1M + 227)
(a)
5,001,853 5,020,263
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(a)
4,300,000 632,100
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class A –7.57% 10/15/39 Floating
Rate (TSFR1M + 225)
(a)
1,000,000 995,504
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 –6.51% 2/15/39 Floating Rate
(TSFR1M + 118)
(a) (b)
4,490,896 4,406,691
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –6.74% 7/15/36 Floating
Rate (TSFR1M + 141)
(a) (b)
3,043,305 3,037,619
STWD Ltd. (STWD)
Series 2022-FL3 Class A –6.68% 11/15/38 Floating Rate
(SOFR30A + 135)
(a) (b)
6,500,000 6,387,846
VMC Finance LLC (VMC)
Series 2021-FL4 Class A –6.55% 6/16/36 Floating Rate
(TSFR1M + 121)
(a)
267,336 266,316
a
Total Commercial Mortgage-Backed Securities (Cost $61,167,223) 57,435,604
Mortgage-Backed Securities - 18.1% a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A –4% 3/15/25 32,695 32,494
Series 4107 Class LW –1.75% 8/15/27 3,920,422 3,714,331
Series 4281 Class AG –2.5% 12/15/28 4,235 4,187
Series 3003 Class LD –5% 12/15/34 331,923 332,066
Series 2952 Class PA –5% 2/15/35 103,469 101,428
Series 3620 Class PA –4.5% 12/15/39 227,520 223,722
Series 3842 Class PH –4% 4/15/41 338,705 327,105
Series 5413 Class JA –5.5% 1/25/50 5,490,425 5,465,566
Series 5407 Class AB –5.5% 11/25/50 4,828,809 4,798,204
a
Pass-Through Securities
Pool# J13949 – 3.5% 12/1/25 173,964 170,453
Pool# E02804 – 3% 12/1/25 156,853 153,995
Pool# J14649 – 3.5% 4/1/26 169,714 166,239
Pool# E02948 – 3.5% 7/1/26 540,528 527,964
Pool# J16663 – 3.5% 9/1/26 608,257 595,565
Pool# E03033 – 3% 2/1/27 384,420 374,578
Pool# ZS8692 – 2.5% 4/1/33 544,419 505,064
Pool# G01818 – 5% 5/1/35 410,770 405,876
Pool# SB8257 – 5.5% 9/1/38 6,171,414 6,187,177
Pool# SB8278 – 5.5% 1/1/39 4,501,122 4,512,619

Short Duration Income Fund
(Continued)
Schedule of Investments
June 30, 2024 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Pool# SB8287 – 5% 3/1/39 7,399,077 7,337,837
Pool# SB8293 – 5% 4/1/39 6,554,722 6,500,471
42,436,941
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-20 Class HD –5.5% 3/25/46 4,833,067 4,809,428
Series 2024-20 Class CA –5.5% 1/25/47 3,458,274 3,435,381
Series 2024-9 Class CE –5% 10/25/48 3,763,464 3,685,040
Series 2024-20 Class EA –5.5% 8/25/49 4,741,805 4,711,226
a
Pass-Through Securities
Pool# 931739 – 4% 8/1/24 930 926
Pool# AE0031 – 5% 6/1/25 303 301
Pool# AD7073 – 4% 6/1/25 23,007 22,776
Pool# AL0471 – 5.5% 7/1/25 4,133 4,142
Pool# 310139 – 3.5% 11/1/25 246,117 242,384
Pool# AB1769 – 3% 11/1/25 99,518 96,984
Pool# AH3429 – 3.5% 1/1/26 563,750 554,605
Pool# AB2251 – 3% 2/1/26 157,411 154,225
Pool# AB3902 – 3% 11/1/26 169,188 164,759
Pool# AB4482 – 3% 2/1/27 943,474 917,547
Pool# AL1366 – 2.5% 2/1/27 350,083 338,456
Pool# AB6291 – 3% 9/1/27 213,741 207,072
Pool# MA3189 – 2.5% 11/1/27 350,954 337,079
Pool# MA3791 – 2.5% 9/1/29 949,113 898,567
Pool# BM5708 – 3% 12/1/29 607,616 587,395
Pool# MA0587 – 4% 12/1/30 975,117 948,605
Pool# BA4767 – 2.5% 1/1/31 503,089 471,458
Pool# AS7701 – 2.5% 8/1/31 1,676,950 1,569,096
Pool# 555531 – 5.5% 6/1/33 823,760 826,378
Pool# MA3540 – 3.5% 12/1/33 583,130 557,214
Pool# 725232 – 5% 3/1/34 75,767 74,767
Pool# 995112 – 5.5% 7/1/36 382,385 383,933
Pool# MA5311 – 5% 3/1/39 5,856,226 5,807,756
31,807,500
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 720,758 702,821
a
Non-Government Agency
Collateralized Mortgage Obligations
AD Mortgage Trust (ADMT)
Series 2024-NQM3 Class A1 –6.45% 7/25/69
(a) (c)
4,000,000 4,009,236
Bunker Hill Loan Depositary Trust (BHLD)
Series 2019-3A Class A1 –2.72% 11/25/59
(a) (c)
380,075 370,372
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A4A –6% 1/25/55
(a) (c)
4,670,797 4,623,879
Series 2024-2 Class A4A –6% 2/25/55
(a) (c)
4,967,608 4,960,185
Series 2024-4 Class A4 –6% 3/25/55
(a) (c)
3,945,704 3,936,252
Citigroup Mortgage Loan Trust (CMLTI)
Series 2014-A Class A –4% 1/25/35
(a) (c)
296,988 280,005
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(a) (c)
346,775 315,590
Series 2021-7 Class B –2.5% 8/25/51
(a) (c)
4,787,156 4,134,855
Series 2021-10IN Class A6 –2.5% 10/25/51
(a) (c)
4,368,072 3,773,500
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2021-PJ9 Class A8 –2.5% 2/26/52
(a) (c)
2,997,933 2,585,211
a
a a
$ Principal
Amount $ Value a
a
Series 2022-PJ1 Class AB –2.5% 5/28/52
(a) (c)
3,719,587 3,184,900
Series 2022-PJ2 Class A24 –3% 6/25/52
(a) (c)
2,365,900 2,084,917
Series 2024-PJ5 Class A15 –6% 9/25/54
(a) (c)
4,920,356 4,918,688
Series 2020-NQM1 Class A1 –1.38% 9/27/60
(a) (c)
308,824 284,968
JPMorgan Mortgage Trust (JPMMT)
Series 2014-2 Class 2A2 –3.5% 6/25/29
(a) (c)
326,960 316,779
Series 2014-5 Class B –2.73% 10/25/29
(a) (c)
939,363 898,075
Series 2016-3 Class A –2.96% 10/25/46
(a) (c)
881,624 810,626
Series 2017-3 Class A –2.5% 8/25/47
(a) (c)
2,013,186 1,743,338
Series 2018-6 Class 2A2 –3% 12/25/48
(a) (c)
239,326 222,277
Series 2020-7 Class A –3% 1/25/51
(a) (c)
47,424 46,610
Series 2020-8 Class A –3% 3/25/51
(a) (c)
163,929 156,896
Series 2021-4 Class A4 –2.5% 8/25/51
(a) (c)
1,927,755 1,677,176
Series 2021-6 Class B –2.5% 10/25/51
(a) (c)
4,322,611 3,740,873
Series 2021-8 Class B –2.5% 12/25/51
(a) (c)
1,408,570 1,220,648
Series 2022-2 Class A4A –2.5% 8/25/52
(a) (c)
1,772,153 1,514,812
Series 2023-6 Class A4A –5.5% 12/26/53
(a) (c)
2,680,029 2,637,335
Series 2024-2 Class A6A –6% 8/25/54
(a) (c)
5,275,005 5,273,915
Series 2024-4 Class A4A –6% 10/25/54
(a) (c)
3,867,811 3,857,551
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A –3% 2/25/50
(a) (c)
95,005 94,271
Rate Mortgage Trust (RATE)
Series 2021-J3 Class A7 –2.5% 10/25/51
(a) (c)
3,991,025 3,426,746
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(a) (c)
4,975,789 4,316,642
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(a) (c)
98,218 96,585
Series 2020-3 Class A –3% 4/25/50
(a) (c)
214,047 206,527
Series 2023-3 Class A4 –6% 9/25/53
(a) (c)
3,014,626 3,017,427
Series 2024-3 Class A4 –6% 4/25/54
(a) (c)
4,585,069 4,561,465
Series 2024-4 Class A4 –6% 5/25/54
(a) (c)
3,781,470 3,775,856
Series 2024-5 Class A5 –6% 6/25/54
(a) (c)
3,419,722 3,412,000
86,486,988
a
Total Mortgage-Backed Securities (Cost $167,865,969) 161,434,250
U.S. Treasuries - 25.4% a
a
U.S. Treasury Notes
2.13% 11/30/24 2,500,000 2,467,946
1.5% 11/30/24 17,000,000 16,733,719
2.75% 2/28/25 2,000,000 1,967,583
0.25% 8/31/25 20,000,000 18,925,391
3.5% 9/15/25 7,000,000 6,874,902
4.25% 10/15/25 12,000,000 11,888,906
4% 2/15/26 12,000,000 11,839,453
4.63% 3/15/26 10,000,000 9,966,406
4.88% 4/30/26 20,000,000 20,032,031
4.5% 7/15/26 22,000,000 21,908,906
1.88% 7/31/26 15,000,000 14,166,797
4.63% 9/15/26 12,000,000 11,985,938
1.63% 10/31/26 17,000,000 15,878,399
2.25% 2/15/27 2,000,000 1,885,859
1.13% 2/28/27 10,000,000 9,145,313
4.13% 9/30/27 10,000,000 9,888,086
1.13% 2/29/28 16,000,000 14,216,563
1.25% 3/31/28 7,000,000 6,235,332
4.38% 8/31/28 2,000,000 1,997,891
4.63% 9/30/28 4,000,000 4,034,453

a
a a
$ Principal
Amount $ Value a
a
4.63% 9/30/30 15,000,000 15,212,988
a
Total U.S. Treasuries (Cost $234,089,938) 227,252,862
Cash Equivalents - 1.3% a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16% (Cost
$11,414,017)
(d)
11,414,017 11,414,017
a
Total Investments in Securities (Cost $910,978,948) 894,742,945
Other Liabilities in Excess of Other Assets -  (0.1%) (627,179)
Net Assets - 100% 894,115,766
Net Asset Value Per Share - Investor Class 11.85
Net Asset Value Per Share - Institutional Class 11.88
# This security, in part or entirely, represents a delayed-settlement security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 7 day average yield at June 30, 2024.

Ultra Short Government Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Asset-Backed Securities - 0.5% a
a a
$ Principal
Amount $ Value a
a
Automobile
ARI Fleet Lease Trust (ARIFL)
Series 2023-B Class A1 –5.92% 10/15/24
(a)
95,259 95,280
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class A –6.63% 7/15/26
(a)
28,891 28,908
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
90,084 89,049
Enterprise Fleet Financing LLC (EFF)
Series 2024-1 Class A1 –5.55% 2/20/25
(a)
398,674 398,739
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(a)
86,096 85,825
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class A –6.17% 8/10/26
(a)
162,830 162,906
a
860,707
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2023-X1 Class A –7.11% 11/15/28
(a)
61,174 61,377
SoFi Consumer Loan Program Trust (SOFI)
Series 2023-1S Class A –5.81% 5/15/31
(a)
54,867 54,860
116,237
a
Total Asset-Backed Securities (Cost $977,812) 976,944
U.S. Treasuries - 97.2% a
a
U.S. Treasury Notes
3% 7/31/24 23,000,000 22,954,732
3.25% 8/31/24 40,000,000 39,847,727
4.25% 9/30/24 28,000,000 27,923,237
4.38% 10/31/24 11,000,000 10,962,367
4.25% 12/31/24 16,000,000 15,913,667
4.13% 1/31/25 30,000,000 29,792,544
4.63% 2/28/25 10,000,000 9,959,209
3.88% 3/31/25 20,000,000 19,804,431
a
Total U.S. Treasuries (Cost $177,199,797) 177,157,914
Cash Equivalents - 1.1% a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16% (Cost
$1,973,384)
(b)
1,973,384 1,973,384
a
Total Investments in Securities (Cost $180,150,993) 180,108,242
Other Assets Less Other Liabilities -  1.2% 2,125,219
Net Assets - 100% 182,233,461
Net Asset Value Per Share - Institutional Class 9.99
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Rate presented represents the 7 day average yield at June 30, 2024.

NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2024 (Unaudited)
(1) Disclaimer
The schedule of portfolio holdings are unaudited and are presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.
(2) Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund's holdings of an issuer represent 5%
or more of the outstanding voting securities of the issuer. A summary of each Fund's holdings in the securities of such issuers is set forth below:
(3) Illiquid Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the
1933 Act, or an exemption from the registration requirements of the 1933 Act. The Adviser preliminarily identifies illiquid investments based on, among other things, the trading characteristics and market depth of a particular investment. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2024, are as follows (in U.S. dollars):
(4) Additional Information
The Funds’ annual and semi-annual reports contain further information, including the Funds’ significant accounting policies, pricing and fair valuation information and risks. These reports are available on the Funds’ website at weitzinvestments.com.
Partners Ill Opportunity Fund
Value
3/31/202 4
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain(Loss)
Net Change in Unrealized
Appreciation/Depreciation
Value
6/30/202 4
Shares as of
6/30/202 4
Dividend
Income
Capital Gains
Distributions
CoreCard Corp. $ 5, 690 , 7 50 $— $— $— $ 1 , 82 3, 10 0 $ 7 , 513 , 85 0 515,000 $ — $—
Fund Security
Acquisition
Date(a)
Acquisition
Cost
Principal
Amount Value
Percentage
of Net
Assets (%)
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class B 3/28/24 4,765,000 4,765,000 4,756,909 0.2
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class C 3/28/24 3,825,000 3,825,000 3,811,947 0.2
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class D 3/28/24 3,000,000 3,000,000 2,983,611 0.1
Short Duration Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class A 3/28/24 5,000,000 5,000,000 4,993,322 0.6
(a) Acquisition date represents the initial purchase date of the security.